UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global High Income Fund

Portfolio of Investments

December 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 42.4%
Industrial - 33.8%
Basic - 3.9%
AK Steel Corp.
7.00%, 3/15/27	U.S.$	1,164	$1,185,694
7.625%, 10/01/21		278	289,120
Aleris International, Inc.
7.875%, 11/01/20		517	513,240
ArcelorMittal
7.25%, 3/01/41		734	921,859
7.50%, 10/15/39		1,938	2,481,875
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(b)(c)		3,025	0
Ashland LLC
4.75%, 8/15/22		501	522,639
Axalta Coating Systems LLC
4.875%, 8/15/24 (d)		516	542,454
Berry Global, Inc.
5.50%, 5/15/22		409	421,535
CF Industries, Inc.
4.95%, 6/01/43		595	565,197
5.375%, 3/15/44		545	535,772
Cleveland-Cliffs, Inc.
5.75%, 3/01/25 (d)(e)		1,628	1,549,560
Constellium NV
5.75%, 5/15/24 (d)		400	407,239
5.875%, 2/15/26 (d)		1,310	1,333,533
ERP Iron Ore, LLC
9.039%, 12/31/19 (a)(b)(f)(g)		427	427,206
Freeport-McMoRan, Inc.
5.45%, 3/15/43		3,414	3,401,017
6.75%, 2/01/22		1,197	1,238,895
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (d)		1,296	1,392,324
INEOS Finance PLC
4.00%, 5/01/23 (d)	EUR	790	973,445
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (d)	U.S.$	3,215	3,603,359
Lecta SA
6.50%, 8/01/23 (d)	EUR	227	281,386
Lundin Mining Corp.
7.875%, 11/01/22 (d)	U.S.$	837	897,811
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(c)(h)(i)		2,857	29
Momentive Performance Materials, Inc.
3.88%, 10/24/21		3,472	3,622,768
8.875%, 10/15/20 (a)(f)(i)(j)		3,472	0
Multi-Color Corp.
4.875%, 11/01/25 (d)		980	983,778
NOVA Chemicals Corp.
5.25%, 8/01/23 (d)		207	213,182

	Principal Amount (000)		U.S. $ Value
Novelis Corp.
5.875%, 9/30/26 (d)	U.S.$	1,573	$1,608,759
Pactiv LLC
7.95%, 12/15/25		1,110	1,259,469
Peabody Energy Corp.
6.00%, 11/15/18 (a)(f)(g)(i)		4,310	0
6.00%, 3/31/22 (d)		295	306,203
6.375%, 3/31/25 (d)		400	416,011
Plastipak Holdings, Inc.
6.25%, 10/15/25 (d)		674	694,215
PQ Corp.
5.75%, 12/15/25 (d)		277	281,539
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (d)		781	808,829
Sealed Air Corp.
6.875%, 7/15/33 (d)		1,295	1,509,909
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (d)	EUR	682	854,872
Smurfit Kappa Acquisitions ULC
4.875%, 9/15/18 (d)	U.S.$	2,064	2,084,793
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		238	287,202
SPCM SA
4.875%, 9/15/25 (d)		975	982,525
Teck Resources Ltd.
5.20%, 3/01/42		2,374	2,366,619
5.40%, 2/01/43		1,454	1,467,641
6.00%, 8/15/40		470	521,993
6.25%, 7/15/41		238	270,988
United States Steel Corp.
6.875%, 8/15/25		1,070	1,112,894
8.375%, 7/01/21 (d)		742	805,359
Valvoline, Inc.
5.50%, 7/15/24		278	295,274
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (d)		386	415,984

			46,655,995

Capital Goods - 1.8%
Apex Tool Group LLC
7.00%, 2/01/21 (d)		1,174	1,128,787
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (b)	EUR	1,126	1,442,388
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (d)		2,004	2,647,561
B456 Systems, Inc.
3.75%, 12/31/49 (a)(g)(i)(k)	U.S.$	955	74,013

	Principal Amount (000)		U.S. $ Value
Bombardier, Inc.
5.75%, 3/15/22 (d)	U.S.$	975	$958,123
6.00%, 10/15/22 (d)		261	255,749
6.125%, 1/15/23 (d)		738	723,639
7.50%, 3/15/25 (d)		418	421,255
8.75%, 12/01/21 (d)		546	599,392
BWAY Holding Co.
5.50%, 4/15/24 (d)		1,073	1,117,176
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (d)		505	519,174
Energizer Holdings, Inc.
5.50%, 6/15/25 (d)		1,311	1,363,854
EnPro Industries, Inc.
5.875%, 9/15/22		970	1,012,020
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (d)	EUR	125	153,006
6.00%, 7/15/22 (d)	U.S.$	1,096	1,121,015
GFL Environmental, Inc.
5.625%, 5/01/22 (d)		497	511,237
9.875%, 2/01/21 (d)		852	900,741
Jeld-Wen, Inc.
4.625%, 12/15/25 (d)		128	128,950
4.875%, 12/15/27 (d)		182	183,820
KLX, Inc.
5.875%, 12/01/22 (d)		877	917,936
Liberty Tire Recycling LLC
11.00%, 3/31/21 (a)(b)(c)		1,624	901,450
Textron Financial Corp.
3.151% (LIBOR 3 Month + 1.74%), 2/15/42 (d)(l)		575	499,172
TransDigm, Inc.
6.375%, 6/15/26		2,335	2,354,721
6.50%, 7/15/24		1,572	1,610,953

			21,546,132

Communications - Media - 4.5%
Altice Financing SA
6.625%, 2/15/23 (d)		2,892	3,016,460
7.50%, 5/15/26 (d)		1,582	1,683,935
Altice Luxembourg SA
7.25%, 5/15/22 (d)	EUR	1,332	1,618,823
7.75%, 5/15/22 (d)(e)	U.S.$	1,570	1,546,651
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 5/01/27 (d)		160	157,549
5.375%, 5/01/25 (d)		128	130,608
5.75%, 1/15/24-2/15/26		566	585,722
5.875%, 5/01/27 (d)		499	513,350
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20 (d)		298	302,225
7.75%, 7/15/25 (d)		861	916,031
Clear Channel Worldwide Holdings, Inc.
Series A

	Principal Amount (000)		U.S. $ Value
6.50%, 11/15/22	U.S.$	555	$560,147
Series B
6.50%, 11/15/22		2,654	2,698,600
CSC Holdings LLC
6.625%, 10/15/25 (d)		274	296,947
10.125%, 1/15/23 (d)		765	861,581
DISH DBS Corp.
5.875%, 11/15/24		2,185	2,127,355
6.75%, 6/01/21		660	697,882
Gray Television, Inc.
5.125%, 10/15/24 (d)		1,037	1,033,050
iHeartCommunications, Inc.
6.875%, 6/15/18		2,016	945,000
9.00%, 12/15/19-3/01/21		1,630	1,186,282
10.625%, 3/15/23		142	102,330
11.25%, 3/01/21 (d)		254	177,545
Liberty Interactive LLC
3.75%, 2/15/30 (k)		881	608,012
McClatchy Co. (The)
9.00%, 12/15/22 (e)		958	998,817
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (d)		1,444	1,427,469
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		2,168	2,229,968
Netflix, Inc.
4.375%, 11/15/26 (e)		1,552	1,521,959
4.875%, 4/15/28 (d)		1,221	1,193,629
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		648	664,776
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (d)		1,057	1,011,453
SFR Group SA
5.375%, 5/15/22 (d)	EUR	264	326,309
5.625%, 5/15/24 (d)		386	481,986
6.00%, 5/15/22 (d)	U.S.$	507	513,486
7.375%, 5/01/26 (d)		2,723	2,786,675
Sinclair Television Group, Inc.
6.125%, 10/01/22		1,487	1,532,614
TEGNA, Inc.
4.875%, 9/15/21 (d)		284	289,965
5.50%, 9/15/24 (d)		162	170,707
6.375%, 10/15/23		718	749,382
Time, Inc.
5.75%, 4/15/22 (d)		198	206,628
Townsquare Media, Inc.
6.50%, 4/01/23 (d)		976	960,891
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 1/15/25 (d)		1,078	1,107,929
6.25%, 1/15/29 (d)	EUR	496	668,626

	Principal Amount (000)		U.S. $ Value
Univision Communications, Inc.
5.125%, 2/15/25 (d)	U.S.$	1,064	$1,038,484
UPC Holding BV
5.50%, 1/15/28 (d)		1,306	1,275,962
Urban One, Inc.
7.375%, 4/15/22 (d)		1,400	1,393,000
9.25%, 2/15/20 (d)(e)		1,761	1,655,270
Virgin Media Finance PLC
4.875%, 2/15/22		1,347	1,321,414
5.25%, 2/15/22		900	874,602
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (d)	GBP	128	174,138
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (d)		423	593,261
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (b)(d)	U.S.$	262	262,890
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (d)		1,084	1,108,156
Ziggo Bond Co. BV
7.125%, 5/15/24 (d)	EUR	968	1,275,419
Ziggo Bond Finance BV
5.875%, 1/15/25 (d)	U.S.$	1,034	1,020,770
6.00%, 1/15/27 (d)		150	146,496
Ziggo Secured Finance BV
5.50%, 1/15/27 (d)		1,163	1,157,972

			53,907,188

Communications - Telecommunications - 2.8%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (d)	GBP	1,086	1,524,688
C&W Senior Financing Designated Activity Co.
6.875%, 9/15/27 (d)	U.S.$	847	886,868
CenturyLink, Inc.
Series W
6.75%, 12/01/23		437	428,908
Cincinnati Bell, Inc.
7.00%, 7/15/24 (d)		1,151	1,130,251
Clear Channel Communications, Inc.
12.00%, 8/01/21 (a)(f)(g)(i)		607	1,092
Embarq Corp.
7.995%, 6/01/36		805	784,313
Frontier Communications Corp.
6.25%, 9/15/21		307	213,625
6.875%, 1/15/25		45	29,071
7.125%, 1/15/23		154	100,870
7.625%, 4/15/24		1,118	736,514
7.875%, 1/15/27		834	536,707
10.50%, 9/15/22		511	386,753
11.00%, 9/15/25		267	196,381

	Principal Amount (000)		U.S. $ Value
Hughes Satellite Systems Corp.
7.625%, 6/15/21	U.S.$	1,437	$1,583,988
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,675	1,362,125
7.25%, 10/15/20		443	414,791
7.50%, 4/01/21		980	892,454
8.00%, 2/15/24 (d)		216	227,640
9.50%, 9/30/22 (d)		516	595,014
9.75%, 7/15/25 (d)		1,262	1,211,183
Level 3 Financing, Inc.
5.25%, 3/15/26		86	84,123
5.375%, 8/15/22-1/15/24		1,278	1,282,091
6.125%, 1/15/21		596	605,190
Level 3 Parent LLC
5.75%, 12/01/22		160	160,890
Qwest Corp.
6.875%, 9/15/33		1,335	1,280,890
Sable International Finance Ltd.
6.875%, 8/01/22 (d)		454	483,326
Sprint Corp.
7.625%, 2/15/25		1,736	1,814,207
7.875%, 9/15/23		937	996,928
T-Mobile USA, Inc.
6.00%, 3/01/23		743	777,307
6.375%, 3/01/25		655	700,847
6.836%, 4/28/23		543	568,362
Telecom Italia Capital SA
7.20%, 7/18/36		483	601,250
7.721%, 6/04/38		1,759	2,279,316
Telecom Italia SpA/Milano
5.303%, 5/30/24 (d)		1,002	1,074,235
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (d)		1,113	1,085,423
Wind Tre SpA
5.00%, 1/20/26 (d)		2,092	2,001,703
Windstream Services LLC/Windstream Finance Corp.
6.375%, 8/01/23		982	602,924
8.75%, 12/15/24 (d)		1,860	1,299,638
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (d)		300	307,296
6.00%, 4/01/23		488	508,818
6.375%, 5/15/25		1,187	1,257,552

			33,015,552

Consumer Cyclical - Automotive - 1.5%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (d)		1,323	1,357,059
BCD Acquisition, Inc.
9.625%, 9/15/23 (d)		2,184	2,403,739
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (d)		1,101	1,129,734
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (d)		215	226,753

	Principal Amount (000)		U.S. $ Value
6.50%, 6/01/26 (d)	U.S.$	1,379	$1,494,090
Exide Technologies
7.00%, 4/30/25 (a)(b)(c)(k)		162	99,829
11.00%, 4/30/22 (a)(b)(c)		4,154	3,738,627
Series AI
7.00%, 4/30/25 (a)(b)(g)(k)		4,406	2,709,804
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		400	449,991
8.75%, 8/15/20		112	127,799
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (b)(d)		889	904,542
Meritor, Inc.
6.25%, 2/15/24		305	321,066
Navistar International Corp.
6.625%, 11/01/25 (d)		1,190	1,241,412
Titan International, Inc.
6.50%, 11/30/23 (d)		1,093	1,111,663
ZF North America Capital, Inc.
4.75%, 4/29/25 (d)		1,153	1,221,555

			18,537,663

Consumer Cyclical - Entertainment - 0.3%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26 (e)		1,580	1,561,002
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (d)		1,409	1,515,412

			3,076,414

Consumer Cyclical - Other - 2.8%
Beazer Homes USA, Inc.
5.875%, 10/15/27 (d)		682	684,521
6.75%, 3/15/25 (e)		1,400	1,473,126
8.75%, 3/15/22		99	109,062
Caesars Entertainment Corp.
5.00%, 10/01/24 (a)(k)		121	231,218
CalAtlantic Group, Inc.
6.625%, 5/01/20		1,332	1,438,346
8.375%, 5/15/18		2,362	2,413,820
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (d)	EUR	396	496,308
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (d)		276	328,927
Diamond Resorts International, Inc.
7.75%, 9/01/23 (d)(e)	U.S.$	1,139	1,235,423
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (d)		1,304	1,326,707
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		674	721,690
International Game Technology PLC
6.25%, 2/15/22 (d)		977	1,053,290

	Principal Amount (000)		U.S. $ Value
James Hardie International Finance DAC
4.75%, 1/15/25 (d)	U.S.$	285	$287,000
5.00%, 1/15/28 (d)		273	275,192
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		2,257	2,083,313
10.00%, 7/15/22 (d)		389	423,566
10.50%, 7/15/24 (d)		389	447,365
KB Home
7.00%, 12/15/21		536	594,601
7.50%, 9/15/22		494	563,323
MDC Holdings, Inc.
5.50%, 1/15/24		150	158,304
6.00%, 1/15/43		2,908	2,849,703
Meritage Homes Corp.
6.00%, 6/01/25		1,895	2,041,080
Pinnacle Entertainment, Inc.
5.625%, 5/01/24		829	889,863
PulteGroup, Inc.
5.00%, 1/15/27		115	120,430
6.00%, 2/15/35		500	533,187
7.875%, 6/15/32		1,400	1,759,979
RSI Home Products, Inc.
6.50%, 3/15/23 (d)		2,212	2,320,817
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (d)	EUR	243	299,953
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (d)	U.S.$	420	434,934
6.125%, 4/01/25 (d)		830	864,448
Standard Industries, Inc./NJ
6.00%, 10/15/25 (d)		977	1,042,947
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (d)		1,785	1,697,621
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (d)		875	922,031
Toll Brothers Finance Corp.
4.875%, 3/15/27		1,124	1,161,482
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (d)		785	814,264

			34,097,841

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
6.75%, 10/15/24 (d)		933	950,962

Consumer Cyclical - Retailers - 0.9%
Dufry Finance SCA
4.50%, 8/01/23 (d)	EUR	1,208	1,520,503
FirstCash, Inc.
5.375%, 6/01/24 (d)	U.S.$	1,312	1,366,763
JC Penney Corp., Inc.
6.375%, 10/15/36		421	254,832

	Principal Amount (000)		U.S. $ Value
7.40%, 4/01/37	U.S.$	600	$389,098
L Brands, Inc.
6.875%, 11/01/35		230	232,680
6.95%, 3/01/33		500	498,774
7.60%, 7/15/37		1,000	1,025,194
Levi Strauss & Co.
5.00%, 5/01/25		1,150	1,199,284
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (d)		2,115	1,218,769
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (b)(d)		404	217,330
Penske Automotive Group, Inc.
5.50%, 5/15/26		1,037	1,052,328
PetSmart, Inc.
7.125%, 3/15/23 (d)		1,140	675,198
Sonic Automotive, Inc.
5.00%, 5/15/23		534	519,273
6.125%, 3/15/27		817	812,940

			10,982,966

Consumer Non-Cyclical - 4.1%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24		684	711,360
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (d)		820	787,200
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25		274	247,369
6.625%, 6/15/24 (e)		1,712	1,627,612
Aveta, Inc.
10.50%, 3/01/21 (a)(d)(i)		13,116	0
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (b)(c)		1,894	596,546
9.25%, 2/15/19 (c)		1,553	1,482,862
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (d)	EUR	400	511,751
4.875%, 1/15/26 (d)	U.S.$	416	417,109
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		3,223	1,852,007
7.125%, 7/15/20 (e)		828	617,909
8.00%, 11/15/19		408	344,275
DaVita, Inc.
5.00%, 5/01/25		1,314	1,313,187
Diamond BC BV
5.625%, 8/15/25 (d)	EUR	362	436,479
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (b)(d)	U.S.$	179	181,226
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (d)		4,260	3,308,700
Endo Finance LLC
5.75%, 1/15/22 (d)		1,228	1,023,560

	Principal Amount (000)		U.S. $ Value
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (d)	U.S.$	200	$155,294
Envision Healthcare Corp.
5.125%, 7/01/22 (d)		95	92,553
5.625%, 7/15/22		1,009	1,022,651
6.25%, 12/01/24 (d)		694	717,984
First Quality Finance Co., Inc.
4.625%, 5/15/21 (d)		3,247	3,266,336
HCA, Inc.
4.25%, 10/15/19		1,475	1,507,550
4.50%, 2/15/27		135	136,689
5.00%, 3/15/24		400	418,349
5.25%, 6/15/26		235	249,871
5.875%, 2/15/26		180	190,420
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (d)		265	278,006
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (d)		506	528,272
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (d)		439	451,320
LifePoint Health, Inc.
5.375%, 5/01/24		1,518	1,503,386
5.875%, 12/01/23		1,448	1,464,820
Mallinckrodt International Finance SA
4.75%, 4/15/23		2,670	2,088,687
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (d)		772	631,372
5.625%, 10/15/23 (d)		394	336,096
5.75%, 8/01/22 (d)		1,181	1,076,236
MEDNAX, Inc.
5.25%, 12/01/23 (d)		422	430,248
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (d)		1,563	1,670,455
Post Holdings, Inc.
5.00%, 8/15/26 (d)		442	435,563
5.50%, 3/01/25 (d)		642	666,417
5.625%, 1/15/28 (d)		830	833,643
5.75%, 3/01/27 (d)		90	91,602
Revlon Consumer Products Corp.
6.25%, 8/01/24		568	350,141
Spectrum Brands, Inc.
4.00%, 10/01/26 (d)	EUR	530	674,165
6.125%, 12/15/24	U.S.$	361	382,529
6.625%, 11/15/22		560	581,064
Synlab Bondco PLC
6.25%, 7/01/22 (d)	EUR	798	1,008,852
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (d)		700	911,711
Tenet Healthcare Corp.
6.00%, 10/01/20	U.S.$	95	100,283
6.75%, 6/15/23 (e)		1,308	1,262,998
6.875%, 11/15/31		1,174	964,651
8.125%, 4/01/22		752	767,982

	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International
7.25%, 7/15/22 (d)	U.S.$	635	$642,231
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (d)		550	551,351
5.50%, 3/01/23 (d)		230	211,687
5.625%, 12/01/21 (d)		26	25,489
5.875%, 5/15/23 (d)		904	838,189
6.125%, 4/15/25 (d)		1,176	1,080,369
6.50%, 3/15/22 (d)		287	301,971
7.50%, 7/15/21 (d)		1,146	1,170,107
Vizient, Inc.
10.375%, 3/01/24 (d)		584	655,255
Voyage Care BondCo PLC
5.875%, 5/01/23 (d)	GBP	891	1,223,397

			49,407,394

Energy - 6.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24	U.S.$	897	984,700
Antero Resources Corp.
5.125%, 12/01/22		789	805,965
Berry Petroleum Co. LLC
6.375%, 9/15/22 (a)(f)(g)(i)		2,383	0
Bill Barrett Corp.
7.00%, 10/15/22		534	543,345
8.75%, 6/15/25		637	702,586
California Resources Corp.
5.50%, 9/15/21		299	245,554
6.00%, 11/15/24		232	160,370
8.00%, 12/15/22 (d)		3,539	2,928,522
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		347	358,391
7.50%, 9/15/20		186	189,720
8.25%, 7/15/25		301	331,104
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		783	890,699
Cheniere Energy Partners LP
5.25%, 10/01/25 (d)		1,055	1,076,273
Cheniere Energy, Inc.
4.875%, 5/28/21 (a)(b)(d)(k)		1,039	1,023,527
Chesapeake Energy Corp.
4.875%, 4/15/22 (e)		2,138	2,015,734
6.125%, 2/15/21		505	512,336
8.00%, 1/15/25-6/15/27 (d)		392	381,904
Continental Resources, Inc./OK
3.80%, 6/01/24		96	94,783
4.90%, 6/01/44		212	203,916
5.00%, 9/15/22		1,119	1,137,297
Denbury Resources, Inc.
3.50%, 3/31/24 (a)(d)(k)		134	137,632
9.25%, 3/31/22 (a)(d)		604	612,281

	Principal Amount (000)		U.S. $ Value
Diamond Offshore Drilling, Inc.
7.875%, 8/15/25 (e)	U.S.$	2,575	$2,695,191
Energy Transfer Equity LP
4.25%, 3/15/23		2,203	2,182,911
7.50%, 10/15/20		309	340,313
Ensco PLC
4.50%, 10/01/24		290	244,251
5.20%, 3/15/25 (e)		1,066	907,043
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		467	251,596
7.75%, 9/01/22		449	257,614
8.00%, 2/15/25 (d)		1,792	1,316,065
9.375%, 5/01/20		1,614	1,363,428
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		856	850,859
6.75%, 8/01/22		173	179,072
Golden Energy Offshore Services AS
5.00%, 12/31/17 (a)(c)	NOK	9,162	502,150
Gulfport Energy Corp.
6.00%, 10/15/24	U.S.$	325	325,333
6.375%, 5/15/25-1/15/26		2,772	2,783,414
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (d)		711	734,107
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (d)		593	586,972
5.75%, 10/01/25 (d)		1,610	1,652,126
Murphy Oil Corp.
6.875%, 8/15/24		852	911,842
Murphy Oil USA, Inc.
5.625%, 5/01/27		69	72,465
6.00%, 8/15/23		716	745,206
Nabors Industries, Inc.
4.625%, 9/15/21		996	949,162
5.50%, 1/15/23 (e)		1,784	1,732,521
Noble Holding International Ltd.
5.25%, 3/15/42		191	120,091
6.20%, 8/01/40		276	189,405
7.70%, 4/01/25 (m)		375	314,425
7.75%, 1/15/24 (e)		2,024	1,739,650
Oasis Petroleum, Inc.
6.50%, 11/01/21		226	230,980
6.875%, 3/15/22		376	386,340
PDC Energy, Inc.
5.75%, 5/15/26 (d)		1,447	1,481,858
6.125%, 9/15/24		490	506,463
PHI, Inc.
5.25%, 3/15/19		1,567	1,564,963
Precision Drilling Corp.
7.125%, 1/15/26 (d)		725	738,760
QEP Resources, Inc.
5.25%, 5/01/23		1,248	1,262,568
5.625%, 3/01/26		31	31,399
6.875%, 3/01/21 (e)		1,225	1,325,084

	Principal Amount (000)		U.S. $ Value
Range Resources Corp.
4.875%, 5/15/25	U.S.$	948	$927,465
5.00%, 8/15/22-3/15/23		1,391	1,382,111
5.875%, 7/01/22		97	99,899
Rowan Cos., Inc.
5.40%, 12/01/42		536	397,019
7.375%, 6/15/25 (e)		905	923,226
Sanchez Energy Corp.
6.125%, 1/15/23 (e)		1,815	1,529,137
SandRidge Energy, Inc.
7.50%, 2/15/23 (a)(f)(g)(i)		865	0
8.125%, 10/15/22 (a)(f)(g)(i)		2,076	0
Seitel, Inc.
9.50%, 4/15/19		597	597,430
SemGroup Corp.
6.375%, 3/15/25 (d)		594	583,015
7.25%, 3/15/26 (d)		540	549,595
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		438	428,866
SM Energy Co.
5.00%, 1/15/24		860	829,486
5.625%, 6/01/25 (e)		1,150	1,117,929
6.50%, 1/01/23 (e)		1,000	1,019,674
Southern Star Central Corp.
5.125%, 7/15/22 (d)		1,200	1,248,937
SRC Energy, Inc.
6.25%, 12/01/25 (d)		800	820,049
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.125%, 2/01/25		215	220,053
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (d)		1,094	1,191,251
Transocean, Inc.
5.80%, 10/15/22		1,092	1,079,715
6.80%, 3/15/38		2,443	1,957,454
7.50%, 1/15/26 (d)		631	644,312
9.00%, 7/15/23 (d)		652	704,410
Vantage Drilling International
7.125%, 4/01/23 (a)(f)(g)(i)		1,283	0
7.50%, 11/01/19 (a)(f)(g)(i)		2,176	0
10.00%, 12/31/20 (a)(c)		87	85,260
10.00%, 12/31/20 (a)(g)		105	102,900
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (d)		1,089	1,055,191
Weatherford International Ltd.
5.875%, 7/01/21 (k)		154	164,858
6.50%, 8/01/36		752	626,567
6.75%, 9/15/40		849	703,708
7.00%, 3/15/38		600	509,116
7.75%, 6/15/21		297	302,112
9.875%, 2/15/24		901	955,992

	Principal Amount (000)		U.S. $ Value
Whiting Petroleum Corp.
1.25%, 4/01/20 (k)	U.S.$	542	$498,640
5.00%, 3/15/19		593	607,049
6.25%, 4/01/23		483	496,060
6.625%, 1/15/26 (d)		771	786,428
WPX Energy, Inc.
8.25%, 8/01/23		187	212,460

			72,169,640

Other Industrial - 0.8%
American Tire Distributors, Inc.
10.25%, 3/01/22 (d)		2,205	2,273,062
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		2,976	3,056,307
H&E Equipment Services, Inc.
5.625%, 9/01/25 (d)		437	457,759
HRG Group, Inc.
7.875%, 7/15/19		2,084	2,087,499
Laureate Education, Inc.
8.25%, 5/01/25 (d)		1,085	1,145,786

			9,020,413

Services - 1.5%
APTIM Corp.
7.75%, 6/15/25 (d)		1,311	1,281,601
APX Group, Inc.
7.875%, 12/01/22		1,746	1,868,194
8.75%, 12/01/20		1,328	1,353,589
Aramark Services, Inc.
5.125%, 1/15/24		274	287,661
Carlson Travel, Inc.
6.75%, 12/15/23 (d)		716	653,379
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (d)		715	746,020
eDreams ODIGEO SA
8.50%, 8/01/21 (d)	EUR	1,560	2,000,931
Gartner, Inc.
5.125%, 4/01/25 (d)	U.S.$	482	502,056
GEO Group, Inc. (The)
5.125%, 4/01/23		162	161,985
5.875%, 1/15/22-10/15/24		670	688,417
6.00%, 4/15/26		677	695,030
KAR Auction Services, Inc.
5.125%, 6/01/25 (d)		458	469,474
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (d)		599	616,878
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (d)		2,871	3,180,916
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (d)		366	376,627
Sabre GLBL, Inc.
5.25%, 11/15/23 (d)		607	620,486
5.375%, 4/15/23 (d)		720	741,383

	Principal Amount (000)		U.S. $ Value
Service Corp. International/US
7.50%, 4/01/27	U.S.$	1,209	$1,441,146
Team Health Holdings, Inc.
6.375%, 2/01/25 (d)		861	765,830

			18,451,603

Technology - 1.6%
Amkor Technology, Inc.
6.375%, 10/01/22		2,681	2,766,044
Ascend Learning LLC
6.875%, 8/01/25 (d)		302	311,424
BMC Software Finance, Inc.
8.125%, 7/15/21 (d)		2,349	2,356,909
BMC Software, Inc.
7.25%, 6/01/18		44	44,276
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK),
10/15/19 (b)(d)		493	494,247
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (d)		1,610	1,881,182
CURO Financial Technologies Corp.
12.00%, 3/01/22 (d)		939	1,029,455
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (d)		251	274,008
Dell, Inc.
6.50%, 4/15/38		1,671	1,699,163
Goodman Networks, Inc.
8.00%, 5/11/22 (a)		699	478,289
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK),
5/01/21 (b)(d)		160	163,324
Infor US, Inc.
6.50%, 5/15/22		1,286	1,334,287
Micron Technology, Inc.
5.50%, 2/01/25		686	718,461
Nokia Oyj
6.625%, 5/15/39		527	582,285
Quintiles IMS, Inc.
3.25%, 3/15/25 (d)	EUR	782	969,269
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (d)	U.S.$	2,005	2,262,654
Symantec Corp.
5.00%, 4/15/25 (d)		687	715,204
Western Digital Corp.
10.50%, 4/01/24		860	996,800

			19,077,281

Transportation - Airlines - 0.1%
UAL Pass-Through Trust
Series 2007-1A
6.636%, 7/02/22		1,075	1,165,838

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (d)	U.S.$	264	$261,459
5.50%, 4/01/23 (e)		524	538,721
CEVA Group PLC
9.00%, 9/01/21 (d)		1,836	1,673,944
Europcar Groupe SA
5.75%, 6/15/22 (d)	EUR	670	839,975
Herc Rentals, Inc.
7.75%, 6/01/24 (d)	U.S.$	1,521	1,674,419
Hertz Corp. (The)
5.50%, 10/15/24 (d)(e)		2,807	2,535,139
5.875%, 10/15/20		1,514	1,514,230
7.625%, 6/01/22 (d)(e)		436	459,266
Loxam SAS
3.50%, 4/15/22 (d)	EUR	186	233,035
4.25%, 4/15/24 (d)		138	176,768
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	477	502,143
5.75%, 11/15/24		1,005	1,055,300
XPO CNW, Inc.
6.70%, 5/01/34		1,371	1,392,164
XPO Logistics, Inc.
6.125%, 9/01/23 (d)		522	552,868

			13,409,431

			405,472,313

Financial Institutions - 7.1%
Banking - 4.8%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (d)(n)	EUR	871	1,179,522
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	2,251	2,934,561
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (d)(n)	EUR	200	259,914
6.125%, 11/16/27 (n)	U.S.$	800	828,334
6.75%, 2/18/20 (d)(n)	EUR	800	1,037,888
8.875%, 4/14/21(d)(n)		2,000	2,845,982
Banco Santander SA
6.25%, 3/12/19-9/11/21(d)(n)		1,200	1,553,931
6.75%, 4/25/22 (d)(n)		900	1,227,142
Bank of Ireland
7.375%, 6/18/20 (d)(n)		1,455	1,958,154
Barclays Bank PLC
6.86%, 6/15/32 (d)(n)	U.S.$	166	199,966
7.70%, 4/25/18 (d)(n)		1,815	1,843,630
Barclays PLC
7.25%, 3/15/23 (d)(n)	GBP	219	322,794
8.00%, 12/15/20 (n)	EUR	1,732	2,388,843

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	2,689	$2,859,571
Credit Agricole SA
7.589%, 1/30/20 (d)(n)	GBP	1,000	1,497,293
8.125%, 12/23/25 (d)(n)	U.S.$	1,909	2,288,930
Credit Suisse Group AG
6.25%, 12/18/24 (d)(n)		1,404	1,522,078
7.50%, 12/11/23 (d)(n)		3,043	3,472,824
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (n)		1,599	1,581,755
Intesa Sanpaolo SpA
3.928%, 9/15/26 (d)	EUR	434	571,368
5.71%, 1/15/26 (d)	U.S.$	2,078	2,192,440
Lloyds Banking Group PLC
6.413%, 10/01/35 (d)(n)		235	271,929
6.657%, 5/21/37 (d)(n)		98	114,959
7.50%, 6/27/24 (n)		528	597,997
7.625%, 6/27/23 (d)(n)	GBP	1,760	2,734,593
Macquarie Bank Ltd./London
6.125%, 3/08/27 (d)(n)	U.S.$	200	208,028
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%),
3/31/18 (d)(l)(n)	EUR	150	177,962
8.625%, 8/15/21 (n)	U.S.$	3,518	3,956,177
Series U
4.015% (LIBOR 3 Month + 2.32%),
9/30/27 (l)(n)		1,100	1,092,259
SNS Bank NV
Series E
11.25%, 12/31/49 (a)(g)(i)	EUR	620	3,209
Societe Generale SA
7.375%, 9/13/21 (d)(n)	U.S.$	1,485	1,603,800
7.875%, 12/18/23 (d)		778	875,250
8.00%, 9/29/25 (d)(e)(n)		1,124	1,305,245
Standard Chartered PLC
7.50%, 4/02/22 (d)(n)		1,269	1,370,913
7.75%, 4/02/23 (d)(n)		440	481,819
SunTrust Banks, Inc.
Series G
5.05%, 6/15/22 (n)		853	864,295
Series H
5.125%, 12/15/27 (n)		1,016	996,086
UBS Group AG
6.875%, 3/22/21 (d)(n)		200	214,348
7.00%, 2/19/25 (d)(n)		2,492	2,823,139
UniCredit SpA
9.25%, 6/03/22 (d)(n)	EUR	1,554	2,259,443
Zions Bancorporation
5.65%, 11/15/23	U.S.$	508	523,392

			57,041,763

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (a)(i)	U.S.$	1,690	$79,815
LPL Holdings, Inc.
5.75%, 9/15/25 (d)		1,517	1,545,966

			1,625,781

Finance - 1.0%
Enova International, Inc.
8.50%, 9/01/24 (d)		770	790,490
9.75%, 6/01/21		1,122	1,185,737
goeasy Ltd.
7.875%, 11/01/22 (d)		466	485,706
ILFC E-Capital Trust II
4.62% (H15T 30 Year + 1.80%),
12/21/65 (d)(l)		2,000	1,942,500
Lincoln Finance Ltd.
6.875%, 4/15/21 (d)	EUR	1,139	1,432,585
Navient Corp.
5.50%, 1/15/19	U.S.$	2,496	2,545,169
5.875%, 3/25/21		324	335,525
6.50%, 6/15/22		406	426,371
6.625%, 7/26/21		231	243,979
7.25%, 1/25/22		377	400,726
8.00%, 3/25/20		233	251,478
SLM Corp.
5.125%, 4/05/22		605	625,969
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (d)		1,801	1,643,742

			12,309,977

Insurance - 0.6%
Galaxy Bidco Ltd.
6.375%, 11/15/20 (d)	GBP	133	181,106
Genworth Holdings, Inc.
3.418% (LIBOR 3 Month + 2.00%), 11/15/66 (l)	U.S.$	240	105,600
7.625%, 9/24/21		1,616	1,575,876
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (d)		2,559	3,251,798
Polaris Intermediate Corp.
8.50%, 12/01/22 (b)(d)		2,008	2,079,173

			7,193,553

Other Finance - 0.4%
Creditcorp
12.00%, 7/15/18 (c)		1,300	1,183,000
Intrum Justitia AB
2.75%, 7/15/22 (d)	EUR	977	1,179,004
3.125%, 7/15/24 (d)		489	588,777
LHC3 PLC
4.125%, 8/15/24 (b)(d)		239	293,578

	Principal Amount (000)		U.S. $ Value
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (d)	U.S.$	199	$205,301
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (d)		1,680	1,697,941
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (d)		107	112,453

			5,260,054

REITS - 0.2%
Iron Mountain, Inc.
5.25%, 3/15/28 (d)		1,640	1,636,043
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		218	222,581
5.25%, 8/01/26		155	162,001
5.50%, 5/01/24		264	274,140

			2,294,765

			85,725,893

Utility - 1.5%
Electric - 1.4%
AES Corp./VA
4.875%, 5/15/23		1,013	1,036,158
7.375%, 7/01/21		634	708,608
Calpine Corp.
5.375%, 1/15/23 (e)		1,918	1,872,810
5.50%, 2/01/24		1,145	1,089,320
5.75%, 1/15/25		68	64,430
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (d)	EUR	1,501	1,877,966
DPL, Inc.
6.75%, 10/01/19	U.S.$	343	358,114
Dynegy, Inc.
7.375%, 11/01/22		1,604	1,693,858
7.625%, 11/01/24		981	1,056,045
NRG Energy, Inc.
5.75%, 1/15/28 (d)		740	747,557
7.25%, 5/15/26		1,791	1,949,878
NRG Yield Operating LLC
5.375%, 8/15/24		843	872,181
Talen Energy Supply LLC
4.60%, 12/15/21 (e)		1,785	1,642,200
6.50%, 6/01/25		694	558,209
10.50%, 1/15/26 (d)		1,389	1,374,832
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(c)(f)(i)		626	0

			16,902,166

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23	U.S.$	1,094	$1,125,064

			18,027,230

Total Corporates - Non-Investment Grade (cost $500,225,591)			509,225,436

GOVERNMENTS - TREASURIES - 12.7%
Colombia – 0.4%
Colombian TES
Series B
7.00%, 5/04/22	COP	3,621,500	1,270,774
10.00%, 7/24/24		8,000,000	3,226,098

			4,496,872

Indonesia - 1.2%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	15,727,000	1,240,889
Series FR56
8.375%, 9/15/26		18,652,000	1,549,350
Series FR59
7.00%, 5/15/27		70,459,000	5,423,175
Series FR70
8.375%, 3/15/24		42,459,000	3,470,575
Series FR73
8.75%, 5/15/31		37,753,000	3,229,909

			14,913,898

Malaysia - 0.5%
Malaysia Government Bond
Series 511
3.58%, 9/28/18	MYR	23,700	5,882,625

Mexico - 2.8%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	192,634	9,442,068
8.00%, 6/11/20		106,613	5,458,562
Series M 20
7.50%, 6/03/27		91,533	4,584,788
10.00%, 12/05/24		250,876	14,339,736

			33,825,154

Russia - 0.8%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	37,074	659,283
Series 6212
7.05%, 1/19/28		185,020	3,121,950
Series 6217

	Principal Amount (000)		U.S. $ Value
7.50%, 8/18/21	RUB	360,108	$6,354,961

			10,136,194

United States - 6.9%
U.S. Treasury Bonds
2.75%, 11/15/42 (p)	U.S.$	2,600	2,616,250
4.50%, 2/15/36 (o)		2,400	3,089,625
5.00%, 5/15/37 (o)(p)		3,500	4,799,375
5.25%, 2/15/29 (o)		5,350	6,812,891
6.125%, 11/15/27 (o)		1,900	2,518,094
6.25%, 5/15/30 (e)		7,800	10,965,093
8.125%, 5/15/21 (o)		5,250	6,280,312
U.S. Treasury Notes
0.875%, 4/15/19 (e)(o)		42,074	41,554,647
2.25%, 2/15/27 (o)		3,873	3,822,772

			82,459,059

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (d)	UYU	23,821	822,091
9.875%, 6/20/22 (d)		18,660	682,798

			1,504,889

Total Governments - Treasuries (cost $153,959,946)			153,218,691

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.1%
Risk Share Floating Rate - 9.3%
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
13.552% (LIBOR 1 Month + 12.00%), 4/25/26 (c)(l)	U.S.$	283	303,547
Series 2016-1A, Class M2B
8.052% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(l)		2,661	2,720,325
Bellemeade Re Ltd.
Series 2015-1A, Class M2
5.629% (LIBOR 1 Month + 4.30%), 7/25/25 (c)(l)		697	709,349
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.702% (LIBOR 1 Month + 7.15%), 7/25/23 (l)		2,350	2,870,944
Series 2013-DN2, Class M2
5.802% (LIBOR 1 Month + 4.25%), 11/25/23 (l)		1,925	2,142,093
Series 2014-DN1, Class M3
6.052% (LIBOR 1 Month + 4.50%), 2/25/24 (l)		1,939	2,264,504
Series 2014-DN2, Class M3
5.152% (LIBOR 1 Month + 3.60%), 4/25/24 (l)		514	572,849

	Principal Amount (000)		U.S. $ Value
Series 2014-DN3, Class M3
5.552% (LIBOR 1 Month + 4.00%), 8/25/24 (l)	U.S.$	743	$812,755
Series 2014-DN4, Class M3
6.102% (LIBOR 1 Month + 4.55%), 10/25/24 (l)		442	488,296
Series 2014-HQ1, Class M3
5.652% (LIBOR 1 Month + 4.10%), 8/25/24 (l)		1,686	1,866,254
Series 2014-HQ2, Class M3
5.302% (LIBOR 1 Month + 3.75%), 9/25/24 (l)		3,710	4,240,418
Series 2014-HQ3, Class M3
6.302% (LIBOR 1 Month + 4.75%), 10/25/24 (l)		5,055	5,591,135
Series 2015-DN1, Class B
13.052% (LIBOR 1 Month + 11.50%), 1/25/25 (l)		2,237	3,245,349
Series 2015-DN1, Class M3
5.702% (LIBOR 1 Month + 4.15%), 1/25/25 (l)		1,688	1,826,538
Series 2015-DNA1, Class B
10.752% (LIBOR 1 Month + 9.20%), 10/25/27 (l)		598	808,575
Series 2015-DNA1, Class M3
4.852% (LIBOR 1 Month + 3.30%), 10/25/27 (l)		480	539,573
Series 2015-DNA2, Class B
9.102% (LIBOR 1 Month + 7.55%), 12/25/27 (l)		1,462	1,806,599
Series 2015-DNA3, Class B
10.902% (LIBOR 1 Month + 9.35%), 4/25/28 (l)		1,030	1,363,667
Series 2015-HQ1, Class B
12.302% (LIBOR 1 Month + 10.75%), 3/25/25 (l)		3,913	5,442,208
Series 2015-HQ1, Class M3
5.352% (LIBOR 1 Month + 3.80%), 3/25/25 (l)		530	576,109
Series 2015-HQA1, Class B
10.352% (LIBOR 1 Month + 8.80%), 3/25/28 (l)		1,013	1,277,066
Series 2015-HQA1, Class M3
6.252% (LIBOR 1 Month + 4.70%), 3/25/28 (l)		1,455	1,672,902
Series 2016-DNA2, Class B
12.052% (LIBOR 1 Month + 10.50%), 10/25/28 (l)		863	1,204,459
Series 2016-DNA2, Class M3
6.202% (LIBOR 1 Month + 4.65%), 10/25/28 (l)		811	931,375
Series 2016-DNA3, Class B
12.802% (LIBOR 1 Month + 11.25%), 12/25/28 (l)		2,784	3,948,675

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA3, Class M3
6.552% (LIBOR 1 Month + 5.00%), 12/25/28 (l)	U.S.$	1,113	$1,296,092
Series 2016-DNA4, Class B
10.152% (LIBOR 1 Month + 8.60%), 3/25/29 (l)		397	495,322
Series 2016-HQA2, Class B
13.052% (LIBOR 1 Month + 11.50%), 11/25/28 (l)		423	604,078
Series 2017-DNA2, Class B1
6.702% (LIBOR 1 Month + 5.15%), 10/25/29 (l)		415	462,059
Series 2017-DNA2, Class M2
5.002% (LIBOR 1 Month + 3.45%), 10/25/29 (l)		599	649,662
Series 2017-DNA3, Class B1
6.002% (LIBOR 1 Month + 4.45%), 3/25/30 (l)		615	658,871
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2013-C01, Class M2
6.802% (LIBOR 1 Month + 5.25%), 10/25/23 (l)		1,451	1,684,399
Series 2014-C01, Class M2
5.952% (LIBOR 1 Month + 4.40%), 1/25/24 (l)		3,991	4,554,044
Series 2014-C03, Class 1M2
4.552% (LIBOR 1 Month + 3.00%), 7/25/24 (l)		1,137	1,215,620
Series 2014-C04, Class 1M2
6.452% (LIBOR 1 Month + 4.90%), 11/25/24 (l)		2,992	3,423,405
Series 2015-C01, Class 1M2
5.852% (LIBOR 1 Month + 4.30%), 2/25/25 (l)		3,014	3,302,365
Series 2015-C01, Class 2M2
6.102% (LIBOR 1 Month + 4.55%), 2/25/25 (l)		1,484	1,586,337
Series 2015-C02, Class 1M2
5.552% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		890	966,933
Series 2015-C02, Class 2M2
5.552% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		2,578	2,741,775
Series 2015-C03, Class 1M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		2,742	3,093,321
Series 2015-C03, Class 2M2
6.552% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		2,446	2,692,460
Series 2015-C04, Class 1M2
7.252% (LIBOR 1 Month + 5.70%), 4/25/28 (l)		3,165	3,641,016
Series 2015-C04, Class 2M2

	Principal Amount (000)		U.S. $ Value
7.102% (LIBOR 1 Month + 5.55%), 4/25/28 (l)	U.S.$	1,213	$1,365,281
Series 2016-C01, Class 1B
13.302% (LIBOR 1 Month + 11.75%), 8/25/28 (l)		685	990,160
Series 2016-C01, Class 1M2
8.302% (LIBOR 1 Month + 6.75%), 8/25/28 (l)		2,077	2,477,765
Series 2016-C01, Class 2M2
8.502% (LIBOR 1 Month + 6.95%), 8/25/28 (l)		761	901,470
Series 2016-C02, Class 1B
13.802% (LIBOR 1 Month + 12.25%), 9/25/28 (l)		450	668,409
Series 2016-C02, Class 1M2
7.552% (LIBOR 1 Month + 6.00%), 9/25/28 (l)		2,375	2,819,335
Series 2016-C03, Class 1B
13.302% (LIBOR 1 Month + 11.75%), 10/25/28 (l)		374	545,006
Series 2016-C03, Class 2B
14.302% (LIBOR 1 Month + 12.75%), 10/25/28 (l)		633	939,900
Series 2016-C03, Class 2M2
7.452% (LIBOR 1 Month + 5.90%), 10/25/28 (l)		3,707	4,301,229
Series 2016-C04, Class 1B
11.802% (LIBOR 1 Month + 10.25%), 1/25/29 (l)		1,494	2,029,866
Series 2016-C05, Class 2B
12.302% (LIBOR 1 Month + 10.75%), 1/25/29 (l)		1,823	2,449,769
Series 2016-C05, Class 2M2
6.002% (LIBOR 1 Month + 4.45%), 1/25/29 (l)		1,486	1,655,806
Series 2016-C06, Class 1B
10.802% (LIBOR 1 Month + 9.25%), 4/25/29 (l)		1,288	1,642,487
Series 2016-C07, Class 2B
11.052% (LIBOR 1 Month + 9.50%), 5/25/29 (l)		1,562	2,014,758
Series 2016-C07, Class 2M2
5.902% (LIBOR 1 Month + 4.35%), 5/25/29 (l)		918	1,017,557
Series 2017-C01, Class 1B1
7.302% (LIBOR 1 Month + 5.75%), 7/25/29 (l)		148	172,460
Series 2017-C02, Class 2M2
5.202% (LIBOR 1 Month + 3.65%), 9/25/29 (l)		1,152	1,242,202

	Principal Amount (000)		U.S. $ Value
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.052% (LIBOR 1 Month + 5.50%), 10/25/25 (d)(l)	U.S.$	1,432	$1,612,636
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
7.052% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(l)		617	730,030

			111,869,449

Non-Agency Fixed Rate - 1.7%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		931	780,555
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		771	632,352
Series 2006-42, Class 1A6
6.00%, 1/25/47		788	661,231
Series 2006-HY12, Class A5
3.394%, 8/25/36		1,630	1,670,512
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,382	1,253,002
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,005	833,581
Series 2007-13, Class A2
6.00%, 6/25/47		1,191	1,018,653
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.876%, 4/26/37 (d)		456	371,040
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.678%, 5/25/47		256	245,101
Series 2007-4, Class 22A1
3.619%, 6/25/47		955	931,097
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (d)		809	657,931
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		611	461,591
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		1,488	1,453,473
Series 2007-AR4, Class 1A1A
3.399%, 3/25/37		194	187,984
Series 2010-3, Class 2A2
6.00%, 8/25/37 (d)		404	348,219
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,080	1,014,743
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-4, Class 1A39
6.00%, 5/25/37		467	377,962
Series 2007-HY4, Class 1A1

	Principal Amount (000)		U.S. $ Value
3.477%, 9/25/47	U.S.$	315	$293,825
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (d)		117	94,755
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (d)		562	572,035
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		389	321,923
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		629	523,707
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		369	331,842
Series 2007-12, Class 3A22
6.00%, 8/25/37		104	87,670
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		569	540,303
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		222	195,420
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-9, Class 4A1
3.46%, 10/25/36		514	477,322
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-7, Class A4
4.372%, 9/25/36		1,713	866,705
Series 2006-9, Class A4
4.846%, 10/25/36		1,674	859,522
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		1,099	1,047,281
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.715%, 12/28/37		1,446	1,401,123

			20,512,460

Non-Agency Floating Rate - 1.1%
Alternative Loan Trust
Series 2007-7T2, Class A3
2.152% (LIBOR 1 Month + 0.60%), 4/25/37 (l)		2,894	1,371,412
Citigroup Mortgage Loan Trust
Series 2005-8, Class 2A2
3.248% (4.80% - LIBOR 1 Month), 9/25/35 (q)		508	25,593
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
2.152% (LIBOR 1 Month + 0.60%), 8/25/37 (l)		652	477,957

	Principal Amount (000)		U.S. $ Value
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A6
3.998% (5.55% - LIBOR 1 Month), 4/25/37 (q)	U.S.$	134	$20,846
Series 2007-FA2, Class 1A10
1.802% (LIBOR 1 Month + 0.25%), 4/25/37 (l)		396	222,164
Lehman XS Trust
Series 2007-10H, Class 2AIO
5.639% (7.00% - LIBOR 1 Month), 7/25/37 (q)		424	73,688
Residential Accredit Loans, Inc. Trust
Series 2006-QS18, Class 2A2
4.998% (6.55% - LIBOR 1 Month), 12/25/36 (q)		4,631	956,527
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
2.563% (12MTA + 1.50%), 8/25/47 (l)		1,721	1,617,691
Wachovia Mortgage Loan Trust Series
Series 2006-ALT1, Class A2
1.732% (LIBOR 1 Month + 0.18%), 1/25/37 (l)		11,326	8,157,411

			12,923,289

Total Collateralized Mortgage Obligations (cost $129,095,667)			145,305,198

EMERGING MARKETS - TREASURIES - 7.8%
Argentina - 1.3%
Argentina POM Politica Monetaria
Series POM
27.277% (ARPP7DRR + 0.00%), 6/21/20 (l)	ARS	13,054	752,206
Argentine Bonos del Tesoro
15.50%, 10/17/26		34,006	1,826,193
16.00%, 10/17/23		85,595	4,568,886
18.20%, 10/03/21		110,859	6,071,202
21.20%, 9/19/18		51,130	2,663,813

			15,882,300

Brazil - 3.6%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	144,542	43,768,343

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (c)	DOP	229,800	5,622,689

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	10,809	788,044
Series R204

	Principal Amount (000)		U.S. $ Value
8.00%, 12/21/18	ZAR	10,750	$875,657

			1,663,701

Sri Lanka - 0.5%
Sri Lanka Government Bonds
10.25%, 3/15/25	LKR	113,000	740,387
Series A
11.50%, 12/15/21-5/15/23		603,000	4,150,802
11.75%, 6/15/27		105,000	746,170

			5,637,359

Turkey - 1.8%
Turkey Government Bond
10.60%, 2/11/26		4,718	1,181,150
11.00%, 2/24/27	TRY	47,585	12,152,052
11.10%, 5/15/19		31,033	7,971,661

			21,304,863

Total Emerging Markets - Treasuries (cost $98,065,222)			93,879,255

EMERGING MARKETS - SOVEREIGNS – 6.9%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (d)	U.S.$	1,188	1,369,170
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (d)		598	614,509

			1,983,679

Argentina - 1.2%
Argentine Republic Government International Bond
6.875%, 4/22/21-1/26/27		8,638	9,426,987
7.50%, 4/22/26		150	169,575
7.82%, 12/31/33	EUR	3,829	5,363,475

			14,960,037

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (d)	U.S.$	528	520,080
7.00%, 10/12/28 (d)		1,253	1,271,795

			1,791,875

Belarus - 0.0%
Republic of Belarus International Bond
6.875%, 2/28/23 (d)		245	263,681

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (d)		1,222	1,466,400

Dominican Republic - 0.8%
Dominican Republic International Bond

	Principal Amount (000)		U.S. $ Value
5.95%, 1/25/27 (d)	U.S.$	1,553	$1,681,751
7.45%, 4/30/44 (d)		1,283	1,536,393
8.625%, 4/20/27 (d)		5,719	6,905,893

			10,124,037

Ecuador - 0.3%
Ecuador Government International Bond
7.95%, 6/20/24 (d)		667	708,688
9.65%, 12/13/26 (d)		385	442,147
10.50%, 3/24/20 (d)		1,069	1,185,852
10.75%, 3/28/22 (d)		1,032	1,209,138

			3,545,825

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (d)		3,009	3,144,405

El Salvador - 0.1%
El Salvador Government International Bond
5.875%, 1/30/25 (d)		592	587,560
7.625%, 9/21/34 (d)		762	831,315
7.75%, 1/24/23 (d)		339	371,629

			1,790,504

Ethiopia - 0.1%
Ethiopia International Bond
6.625%, 12/11/24 (d)		582	610,373

Gabon - 0.3%
Gabon Government International Bond
6.375%, 12/12/24 (d)		2,052	2,083,200
6.95%, 6/16/25 (d)		1,050	1,088,063

			3,171,263

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (d)		1,018	1,086,934

Iraq – 0.1%
Iraq International Bond
5.80%, 1/15/28 (d)		264	254,430
6.752%, 3/09/23 (d)		402	411,548

			665,978

Ivory Coast - 0.6%
Ivory Coast Government International Bond
5.125%, 6/15/25 (d)	EUR	168	219,717
5.75%, 12/31/32 (d)	U.S.$	2,441	2,435,346
6.125%, 6/15/33 (d)		1,322	1,343,482

	Principal Amount (000)		U.S. $ Value
6.375%, 3/03/28(d)	U.S.$	2,678	$2,831,985

			6,830,530

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25		506	598,978
7.875%, 7/28/45		1,240	1,511,250

			2,110,228

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (d)		634	629,245

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (d)		702	723,762

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (d)		2,426	2,401,740

Nigeria - 0.1%
Nigeria Government International Bond
6.50%, 11/28/27 (d)		388	404,490
7.875%, 2/16/32 (d)		489	553,181

			957,671

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (d)		1,498	1,550,610

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (d)		593	624,874
8.75%, 5/13/21 (d)		845	973,862

			1,598,736

Serbia - 0.0%
Serbia International Bond
6.75%, 11/01/24 (d)		177	180,416

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (d)		799	816,978
6.125%, 6/03/25 (d)		350	369,250
6.20%, 5/11/27 (d)		685	723,531

			1,909,759

Turkey - 0.8%
Turkey Government International Bond
4.875%, 10/09/26-4/16/43		4,986	4,637,322
5.625%, 3/30/21		2,600	2,736,500

	Principal Amount (000)		U.S. $ Value
6.00%, 3/25/27	U.S.$	2,182	$2,323,830

			9,697,652

Ukraine - 0.5%
Ukraine Government International Bond
7.75%, 9/01/22-9/01/24(d)		5,627	5,966,087

Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27-5/07/28(d)		8,278	1,796,340

Zambia - 0.2%
Zambia Government International Bond
8.50%, 4/14/24 (d)		1,846	2,039,830

Total Emerging Markets - Sovereigns (cost $80,144,823)			82,997,597

CORPORATES - INVESTMENT GRADE - 6.4%
Industrial - 3.2%
Basic - 0.9%
Anglo American Capital PLC
4.125%, 4/15/21(d)		200	206,106
4.75%, 4/10/27(d)		637	666,660
Braskem Finance Ltd.
6.45%, 2/03/24		1,972	2,198,777
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (d)		510	566,267
Fresnillo PLC
5.50%, 11/13/23 (d)		306	334,687
Georgia-Pacific LLC
8.875%, 5/15/31		1	1,541
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (d)		272	319,404
Glencore Funding LLC
4.625%, 4/29/24 (d)		341	360,725
Minsur SA
6.25%, 2/07/24 (d)		891	985,208
Southern Copper Corp.
7.50%, 7/27/35		3,300	4,471,500
WestRock MWV LLC
7.95%, 2/15/31		1,000	1,396,433

			11,507,308

Capital Goods - 0.2%
General Electric Co.
Series D
5.00%, 1/21/21 (n)		1,681	1,735,690
Lafarge SA
7.125%, 7/15/36		800	1,052,428
Masco Corp.
5.95%, 3/15/22		308	341,427

			3,129,545

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, 7/23/22	U.S.$	1,039	$1,085,586
4.908%, 7/23/25		1,195	1,269,323
Cox Communications, Inc.
4.50%, 6/30/43 (d)		135	127,465
4.70%, 12/15/42 (d)		259	251,567
Viacom, Inc.
4.375%, 3/15/43		1,315	1,137,051

			3,870,992

Communications - Telecommunications - 0.3%
AT&T, Inc.
5.15%, 2/14/50		906	913,763
5.45%, 3/01/47		2,128	2,280,046

			3,193,809

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
5.20%, 4/01/45		337	355,874
5.40%, 4/01/48		431	469,843
6.25%, 10/02/43		116	137,606
6.75%, 4/01/46		456	575,007

			1,538,330

Consumer Cyclical - Other - 0.1%
Owens Corning
7.00%, 12/01/36		777	1,024,008

Consumer Non-Cyclical - 0.1%
BRF GmbH
4.35%, 9/29/26 (d)		202	195,720
BRF SA
4.75%, 5/22/24 (d)		224	226,800
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 3/31/23 (d)	EUR	247	269,711
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	U.S.$	375	324,844

			1,017,075

Energy - 0.5%
Cenovus Energy, Inc.
4.45%, 9/15/42		822	760,171
6.75%, 11/15/39		67	80,319
Ecopetrol SA
5.375%, 6/26/26		199	214,860
5.875%, 5/28/45		1,271	1,302,775
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23		546	564,139
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		328	423,095

	Principal Amount (000)		U.S. $ Value
7.80%, 8/01/31	U.S.$	1,066	$1,372,531
Marathon Petroleum Corp.
4.75%, 9/15/44		69	71,689
Williams Partners LP
5.10%, 9/15/45		876	958,647

			5,748,226

Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/45		636	737,484

Technology - 0.5%
Dell International LLC/EMC Corp.
6.02%, 6/15/26(d)		1,318	1,452,530
8.35%, 7/15/46(d)		524	675,770
Hewlett Packard Enterprise Co.
6.35%, 10/15/45		215	229,263
Seagate HDD Cayman
4.75%, 1/01/25		1,948	1,912,307
4.875%, 6/01/27		1,082	1,034,712
Western Digital Corp.
7.375%, 4/01/23 (d)		792	854,772

			6,159,354

Transportation - Airlines - 0.1%
America West Airlines Pass-Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19		497	507,147
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (g)		217	227,103

			734,250

			38,660,381

Financial Institutions - 3.1%
Banking - 1.3%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (d)		292	326,469
BNP Paribas SA
7.625%, 3/30/21 (d)(n)		833	917,380
BPCE SA
5.70%, 10/22/23 (d)		208	230,530
Citigroup, Inc.
4.40%, 6/10/25		105	110,917
Danske Bank A/S
Series E
5.875%, 4/06/22 (d)(n)	EUR	1,096	1,494,304
DNB Bank ASA
6.50%, 3/26/22 (d)(n)	U.S.$	1,555	1,671,931
HSBC Holdings PLC
4.75%, 7/04/29 (d)(n)	EUR	874	1,111,695
6.00%, 9/29/23 (d)(n)		1,872	2,624,799

	Principal Amount (000)		U.S. $ Value
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (d)	U.S.$	1,337	$1,372,130
Intesa Sanpaolo SpA
2.75%, 3/20/20 (d)	EUR	482	612,270
4.00%, 5/20/19 (d)		470	595,588
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (n)	U.S.$	210	213,936
Nationwide Building Society
4.00%, 9/14/26 (d)		1,557	1,573,956
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,913,400
Santander Holdings USA, Inc.
4.40%, 7/13/27 (d)		1,090	1,115,471

			15,884,776

Brokerage - 0.1%
GFI Group, Inc.
8.375%, 7/19/18		991	1,015,383

Insurance - 1.2%
Allstate Corp. (The)
6.50%, 5/15/57		1,657	2,035,194
American International Group, Inc.
6.82%, 11/15/37		1,425	1,903,896
Aon Corp.
8.205%, 1/01/27		690	903,087
Chubb Corp. (The)
3.609% (LIBOR 3 Month + 2.25%), 4/15/37 (l)		2,529	2,498,166
Lincoln National Corp.
8.75%, 7/01/19		186	202,729
MetLife, Inc.
10.75%, 8/01/39		2,350	3,925,038
Prudential Financial, Inc.
5.625%, 6/15/43		832	903,158
5.875%, 9/15/42		593	643,758
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,747,189

			14,762,215

REITS - 0.5%
EPR Properties
5.75%, 8/15/22		915	998,001
7.75%, 7/15/20		1,722	1,907,745
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,494,361
VEREIT Operating Partnership LP
4.875%, 6/01/26		302	319,312
Weyerhaeuser Co.
7.375%, 3/15/32		737	1,015,001

			5,734,420

			37,396,794

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
Grupo Energia Bogota SA ESP
6.125%, 11/10/21 (d)	U.S.$	1,235	$1,261,564

Total Corporates - Investment Grade (cost $65,661,554)			77,318,739

EMERGING MARKETS - CORPORATE BONDS - 4.0%
Industrial - 3.6%
Basic - 0.8%
Consolidated Energy Finance SA
6.75%, 10/15/19 (d)		828	838,946
6.875%, 6/15/25 (d)		722	766,928
Elementia SAB de CV
5.50%, 1/15/25 (d)		469	484,829
First Quantum Minerals Ltd.
7.00%, 2/15/21(d)		199	206,114
7.25%, 5/15/22-4/01/23 (d)		2,444	2,585,074
7.50%, 4/01/25 (d)		553	592,475
Stillwater Mining Co.
6.125%, 6/27/22 (d)		1,380	1,401,085
7.125%, 6/27/25 (d)		964	998,740
Vedanta Resources PLC
6.375%, 7/30/22 (d)		2,182	2,274,735

			10,148,926

Capital Goods - 0.2%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (d)		1,491	1,444,406
Odebrecht Finance Ltd.
4.375%, 4/25/25 (d)		349	102,083
5.25%, 6/27/29 (d)		1,070	300,349
7.125%, 6/26/42 (d)		2,665	806,163
8.25%, 4/25/18 (d)	BRL	1,332	321,244

			2,974,245

Communications - Telecommunications - 0.4%
Comunicaciones Celulares SA Via Comcel Trust
6.875%, 2/06/24 (d)	U.S.$	986	1,021,743
Digicel Group Ltd.
7.125%, 4/01/22 (d)		448	414,960
Digicel Ltd.
6.00%, 4/15/21 (d)		1,356	1,333,965
6.75%, 3/01/23 (d)		1,095	1,077,206
Millicom International Cellular SA
5.125%, 1/15/28 (d)		479	479,267
MTN Mauritius Investment Ltd.
6.50%, 10/13/26 (d)		780	841,425

			5,168,566

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.2%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (d)	U.S.$	491	$506,341
Studio City Co., Ltd.
5.875%, 11/30/19 (d)		737	762,795
Wynn Macau Ltd.
4.875%, 10/01/24 (d)		286	287,392
5.50%, 10/01/27 (d)		547	553,102

			2,109,630

Consumer Cyclical - Retailers - 0.1%
K2016470219 (South Africa) Ltd.
3.00%, 12/31/22 (a)(b)(c)		948	30,732
K2016470260 (South Africa) Ltd.
25.00%, 12/31/22 (a)(b)(c)		237	218,722
Prime Bloom Holdings Ltd.
7.50%, 12/19/19 (d)		560	562,800

			812,254

Consumer Non-Cyclical - 0.6%
Central American Bottling Corp.
5.75%, 1/31/27 (d)		928	972,080
Cosan Ltd.
5.95%, 9/20/24 (d)		430	441,434
Marfrig Holdings Europe BV
8.00%, 6/08/23 (d)		1,220	1,268,800
Minerva Luxembourg SA
6.50%, 9/20/26 (d)		2,198	2,263,390
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 (e)		1,123	922,264
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(b)(c)(h)(i)(m)		1,626	130,074
USJ Acucar e Alcool SA
9.875% (9.875% Cash or 12.00% PIK), 11/09/21 (b)(d)		570	482,572
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(h)(i)		4,090	245,400
10.875%, 1/13/20 (c)(h)(i)		480	135,000
11.75%, 2/09/22 (c)(h)(i)		1,620	107,325

			6,968,339

Energy - 1.0%
Azure Power Energy Ltd.
5.50%, 11/03/22 (d)		788	802,775
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (j)		2,948	3,891,639
Petrobras Global Finance BV
6.125%, 1/17/22		97	102,941
6.25%, 3/17/24		4,558	4,825,782
6.85%, 6/05/15		307	294,720

	Principal Amount (000)		U.S. $ Value
YPF SA
6.95%, 7/21/27 (d)	U.S.$	902	$958,375
16.50%, 5/09/22 (d)	ARS	17,395	877,726

			11,753,958

Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20 (d)	U.S.$	1,219	460,173

Technology - 0.1%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (d)		600	644,400

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (d)		429	440,094

Transportation - Services - 0.2%
Rumo Luxembourg SARL
7.375%, 2/09/24 (d)		1,678	1,805,947

			43,286,532

Financial Institutions - 0.4%
Banking - 0.3%
Akbank Turk AS
7.20%, 3/16/27 (d)		695	729,750
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (d)		1,763	1,893,018
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (d)(n)		557	556,825
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (d)		807	807,000

			3,986,593

Finance - 0.1%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (d)		575	588,656

			4,575,249

Utility - 0.0%
Electric - 0.0%
Pampa Energia SA
7.50%, 1/24/27 (d)		503	550,202

Total Emerging Markets - Corporate Bonds (cost $52,266,573)			48,411,983

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 2.7%
Industrial - 2.7%
Basic - 0.1%
Foresight Energy LLC
7.443% (LIBOR 3 Month + 5.75%), 3/28/22 (r)	U.S.$	536	$501,783
Unifrax I LLC
5.193% (LIBOR 3 Month + 3.50%), 4/04/24 (a)(r)		460	464,878

			966,661

Capital Goods - 0.3%
Accudyne Industries Borrower
S.C.A./Accudyne Industries, LLC (fka
Silver II US Holdings, LLC)
5.319% (LIBOR 1 Month + 3.75%), 8/18/24 (r)		755	760,132
Avolon TLB Borrower 1 (US) LLC
3.751% (LIBOR 1 Month + 2.25%), 3/21/22 (r)		1,029	1,020,939
Gardner Denver, Inc.
4.443% (LIBOR 3 Month + 2.75%), 7/30/24 (r)		981	983,449
GFL Environmental Inc.
4.443% (LIBOR 3 Month + 2.75%), 9/29/23 (r)		325	326,408
HD Supply Waterworks, LTD.
4.455% (LIBOR 3 Month + 3.00%), 8/01/24 (a)(r)		201	202,749
Navistar, Inc.
4.90% (LIBOR 3 Month + 3.50%), 11/06/24 (r)		355	355,780
Transdigm Inc.
4.319% (LIBOR 1 Month + 2.75%), 6/09/23 (r)		237	236,818
Transdigm Inc.
4.443% (LIBOR 1 Month + 2.75%), 6/09/23 (r)		123	123,545
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.319% (LIBOR 1 Month + 2.75%), 3/03/23 (r)		115	116,065

			4,125,885

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A.
1/15/24 (s)		184	185,871
West Corporation
5.35% (LIBOR 1 Month + 4.00%), 10/10/24		1,133	1,135,105

			1,320,976

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka
SW Acquisitions Co., Inc.)
4.693% (LIBOR 3 Month + 3.00%), 4/01/24 (r)	U.S.$	981	$967,797

Consumer Cyclical - Other - 0.3%
Caesars Resort Collection, LLC
4.336% (LIBOR 1 Month + 2.75%), 12/23/24		1,430	1,435,711
La Quinta Intermediate Holdings L.L.C.
4.109% (LIBOR 3 Month + 2.75%), 4/14/21 (r)		1,684	1,688,498
Scientific Games International, Inc.
4.673% (LIBOR 2 Month + 3.25%), 8/14/24 (r)		695	700,557
4.819% (LIBOR 2 Month + 3.25%), 8/14/24 (r)		189	190,475

			4,015,241

Consumer Cyclical - Retailers - 0.4%
Harbor Freight Tools USA, Inc.
4.819% (LIBOR 1 Month + 3.25%), 8/18/23 (r)		1,096	1,103,019
J.C. Penney Corporation, Inc.
5.729% (LIBOR 3 Month + 4.25%), 6/23/23 (r)		1,093	1,018,989
Michaels Stores, Inc.
4.210% (LIBOR 1 Month + 2.75%), 1/30/23 (r)		130	130,340
4.251% (LIBOR 1 Month + 2.75%), 1/30/23 (r)		23	22,473
4.319% (LIBOR 1 Month + 2.75%), 1/30/23 (r)		350	350,250
Neiman Marcus Group Inc., The
4.642% (LIBOR 1 Month + 3.25%), 10/25/20 (r)		242	196,699
Serta Simmons Bedding, LLC
9.407% (LIBOR 1 Month + 8.00%), 11/08/24 (r)		2,195	1,865,630

			4,687,400

Consumer Non-Cyclical - 0.7%
Acadia Healthcare Company, Inc.
4.141% (LIBOR 1 Month + 2.75%), 2/16/23 (r)		475	477,298
4.319% (LIBOR 1 Month + 2.75%), 2/11/22 (r)		91	91,392
Air Medical Group Holdings, Inc.
9/26/24 (s)		935	937,241

	Principal Amount (000)		U.S. $ Value
5.674% (LIBOR 3 Month + 4.00%), 4/28/22 (r)	U.S.$	1,225	$1,224,324
Alphabet Holding Company, Inc. (fka
Nature’s Bounty)
9.319% (LIBOR 1 Month + 7.75%), 9/26/25 (a)(r)		1,484	1,380,533
Arbor Pharmaceuticals, LLC
6.693% (LIBOR 3 Month + 5.00%), 7/05/23 (a)(r)		1,221	1,229,780
Avantor, Inc.
5.511% (LIBOR 1 Month + 4.00%), 11/21/24 (r)		872	875,430
Mallinckrodt International Finance S.A.
4.443% (LIBOR 3 Month + 2.75%), 9/24/24 (r)		1,149	1,146,171
Vizient, Inc.
5.069% (LIBOR 1 Month + 3.50%), 2/13/23 (r)		437	438,510

			7,800,679

Energy - 0.3%
California Resources Corporation
11.876% (LIBOR 1 Month + 10.38%), 12/31/21 (r)		2,088	2,288,748
Chesapeake Energy Corporation
8.954% (LIBOR 3 Month + 7.50%), 8/23/21 (r)		621	659,984

			2,948,732

Other Industrial - 0.1%
Travelport Finance (Luxembourg) SARL
4.166% (LIBOR 3 Month + 2.75%), 9/02/21 (r)		1,389	1,387,657

Services - 0.1%
Sedgwick Claims Management Services, Inc.
4.319% (LIBOR 1 Month + 2.75%), 3/01/21 (r)		1,034	1,032,553

Technology - 0.2%
Conduent Incorporated
4.569% (LIBOR 1 Month + 3.00%), 12/07/23 (r)		227	228,127
Solera, LLC (Solera Finance, Inc.)
4.818% (LIBOR 1 Month + 3.25%), 3/03/23 (r)		2,595	2,610,762

			2,838,889

Total Bank Loans (cost $31,972,311)			32,092,470

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Non-Agency Fixed Rate CMBS - 2.1%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (a)(d)	U.S.$	974	$970,208
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (a)		222	221,688
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.725%, 4/10/46 (t)		2,006	90,451
Series 2013-GC17, Class D
5.103%, 11/10/46 (a)(d)		902	859,007
Series 2014-GC23, Class D
4.516%, 7/10/47 (a)(d)		856	764,345
Commercial Mortgage Trust
Series 2012-CR1, Class XA
1.878%, 5/15/45 (t)		1,831	122,280
Series 2012-CR3, Class XA
1.885%, 10/15/45 (t)		8,053	595,847
Series 2012-CR5, Class XA
1.651%, 12/10/45 (t)		1,953	120,707
Series 2012-LC4, Class XA
2.214%, 12/10/44 (d)(t)		5,291	351,102
Series 2013-LC6, Class D
4.308%, 1/10/46 (a)(d)		3,916	3,661,072
Series 2014-CR15, Class XA
1.212%, 2/10/47 (t)		2,397	90,847
Series 2014-CR20, Class XA
1.159%, 11/10/47 (t)		11,361	618,831
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)(d)		1,500	1,298,091
Csail Commercial Mortgage Trust
Series 2015-C2, Class D
4.21%, 6/15/57 (a)		2,721	2,114,444
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.557%, 2/10/46 (t)		925	56,352
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.652%, 1/10/45 (a)(d)		1,765	1,702,439
Series 2012-GCJ9, Class D
4.748%, 11/10/45 (a)(d)		700	678,744
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48 (a)		825	822,215
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.635%, 11/15/45 (d)(t)		7,499	462,806

	Principal Amount (000)		U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.656%, 12/10/45 (d)(t)	U.S.$	858	$53,826
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class D
5.58%, 4/15/45 (a)(d)		2,450	2,414,231
Series 2012-C7, Class XA
1.44%, 6/15/45 (d)(t)		1,424	70,030
Series 2012-C8, Class E
4.894%, 8/15/45 (a)(d)		3,766	3,637,000
Series 2012-C10, Class XA
1.581%, 12/15/45 (d)(t)		3,373	207,164
Series 2014-C25, Class D
3.803%, 11/15/47 (a)(d)		3,500	2,647,192

			24,630,919

Non-Agency Floating Rate CMBS - 0.1%
BBCMS Mortgage Trust
Series 2017-GLKS, Class F
5.177% (LIBOR 1 Month + 3.70%), 11/15/34 (a)(d)(l)		700	701,109
CLNS Trust
Series 2017-IKPR, Class F
5.932% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(d)(l)		956	959,288

			1,660,397

Non-Agency Fixed Rate - 0.1%
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.247%, 6/15/44 (a)(d)(u)		1,022	1,002,008

Total Commercial Mortgage-Backed Securities (cost $28,045,806)			27,293,324

	Shares
COMMON STOCKS - 1.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Berry Pete Corp. (a)(g)(i)		94,303	854,668
CHC Group LLC (i)(j)		51,655	413,240
Chesapeake Energy Corp. (i)		24,149	95,630
Linn Energy, Inc. (i)		1,588	63,917
Oasis Petroleum, Inc. (i)		14,457	121,583
Paragon Offshore Ltd. (a)(g)(i)		11,813	215,587
Paragon Offshore Ltd. - Trust A (a)(g)(i)		11,814	11,814
Paragon Offshore Ltd. - Trust B (a)(g)(i)		17,721	404,624
Peabody Energy Corp. (i)		62,041	2,442,554
SandRidge Energy, Inc. (i)		23,922	504,037
Tervita Corp. (a)(f)(g)(i)		29,729	218,770
Vantage Drilling International (a)(g)(i)		6,103	1,179,911

	Shares	U.S. $ Value
Whiting Petroleum Corp. (i)	20,408	$540,404

		7,066,739

Financials - 0.4%
Diversified Financial Services - 0.1%
iPayment, Inc. (a)(f)(g)(i)	2,339,631	1,427,175

Insurance - 0.3%
Mt. Logan Re Ltd. (Preference Shares) (a)(i)(j)	2,953	3,093,245

		4,520,420

Consumer Discretionary - 0.3%
Auto Components - 0.0%
Exide Technologies (a)(f)(i)(j)	15,253	60,057
Exide Technologies (a)(f)(i)(j)	59,185	233,035

		293,092

Automobiles - 0.0%
Liberty Tire Recycling LLC (a)(f)(g)(i)	81,827	0

Diversified Consumer Services - 0.2%
Laureate Education, Inc. - Class A (i)	121,664	1,649,764

Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. (i)	25,004	316,300

Internet & Direct Marketing Retail - 0.1%
Travelport Worldwide Ltd.	50,960	666,047

Multiline Retail - 0.0%
K201640219 (South Africa) Ltd. A Shares (a)(f)(g)(i)	12,695,187	13
K201640219 (South Africa) Ltd. B Shares (a)(f)(g)(i)	2,009,762	2

		15

		2,925,218

Information Technology - 0.2%
Internet Software & Services - 0.2%
Avaya Holdings Corp. (i)	142,484	2,500,594

IT Services - 0.0%
Goodman Networks, Inc. (a)(f)(g)(i)	41,792	0

Semiconductors & Semiconductor Equipment - 0.0%
SMART Global Holdings, Inc. (f)(g)(i)	6,541	220,432

		2,721,026

Industrials - 0.1%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (a)(f)(g)(i)	3	38,979

Machinery - 0.1%
Modular Space Corp. (a)(c)(i)	89,110	1,425,760

		1,464,739

	Shares		U.S. $ Value
Materials - 0.0%
Metals & Mining - 0.0%
Artsonig Pty Ltd. (a)(i)		838,296	$80,478
Neenah Enterprises, Inc. (a)(f)(g)(i)		58,200	119,892

			200,370

Total Common Stocks (cost $23,206,295)			18,898,512

	Principal Amount (000)
ASSET-BACKED SECURITIES - 1.5%
Other ABS - Fixed Rate - 0.7%
Atlas Ltd.
Series 2014-1
6.875%, 12/15/39 (a)(g)	U.S.$	952	952,009
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (a)(c)		3,718	1,119,917
Series 2017-2, Class R
Zero Coupon, 2/25/26 (a)(c)		12	893,180
Series 2017-3, Class R
Zero Coupon, 5/25/26 (a)(c)		10	1,218,961
Series 2017-4, Class R1
Zero Coupon, 5/26/26 (a)(c)		10	1,125,226
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (a)(c)		12	1,358,803
Series 2017-6, Class R1
Zero Coupon, 11/25/26 (a)(d)		13	1,516,869
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)(d)		791	830,778

			9,015,743

Home Equity Loans - Fixed Rate - 0.6%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36 (a)		783	471,005
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (a)(l)		895	888,910
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.658%, 9/25/35 (a)		1,295	1,084,174
Series 2006-6, Class AF5
6.241%, 3/25/36 (a)(l)		613	315,405
Series 2006-10, Class AF3
5.985%, 6/25/36 (a)		1,206	616,521
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36 (a)		205	203,626
Morgan Stanley Mortgage Loan Trust
Series 2007-8XS, Class A2
6.00%, 4/25/37 (a)		4,060	2,480,342

	Principal Amount (000)		U.S. $ Value
Series 2006-15XS, Class A3
5.988%, 11/25/36 (a)	U.S.$	1,230	$572,106

			6,632,089

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (a)(u)		1,654	851,943
Lehman XS Trust
Series 2007-6, Class 3A5
4.898%, 5/25/37 (a)(u)		231	382,843

			1,234,786

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (d)		720	751,149

Total Asset-Backed Securities (cost $18,545,295)			17,633,767

	Shares
PREFERRED STOCKS - 1.1%
Industrial - 0.8%
Capital Goods - 0.7%
Tervita Corp.
0.00% (a)(f)(g)(i)		1,140,842	8,395,218

Energy - 0.1%
Berry Petroleum Co. LLC
0.00% (a)(g)(i)		77,975	828,484

Technology - 0.0%
Goodman Networks, Inc.
0.00% (a)(f)(g)(i)		49,723	198,892

			9,422,594

Financial Institutions - 0.3%
Banking - 0.1%
GMAC Capital Trust I
7.201%		16,325	423,634

Diversified Financial Services - 0.1%
iPayment, Inc.
0.00% (a)(f)(g)(i)		14,983	1,498,286

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%		45,050	1,318,163

REITS - 0.0%
Hersha Hospitality Trust
Series C
6.875% (n)		15,950	400,949

			$3,641,032

	Shares		U.S. $ Value
Utility – 0.0%
Electric – 0.0%
SCE Trust III
5.75% (n)		12,025	$325,276

Total Preferred Stocks (cost $10,931,976)			13,388,902

	Principal Amount (000)
INFLATION-LINKED SECURITIES – 0.7%
Brazil – 0.4%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	4,892	4,823,906

Colombia – 0.3%
Fideicomiso PA Concesion Ruta al Mar
6.75%, 2/15/44 (d)	COP	1,437,090	474,907
Fideicomiso PA Costera
6.25%, 1/15/34 (d)		1,230,800	431,479
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (a)(c)		6,642,880	2,376,082

			3,282,468

Total Inflation-Linked Securities (cost $7,186,953)			8,106,374

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.6%
Argentina - 0.6%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (d)	U.S.$	1,010	1,041,562
9.125%, 3/16/24 (d)		2,601	3,043,170
25.361% (BADLAR + 3.83%), 5/31/22 (1)	ARS	26,500	1,430,823
Provincia de Cordoba
7.125%, 6/10/21 (d)	U.S.$	754	813,378
7.45%, 9/01/24 (d)		505	550,450

Total Local Governments - Regional Bonds (cost $6,315,616)			6,879,383

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Indonesia - 0.2%
Indonesia Treasury Bond
9.50%, 5/17/41(d)	IDR	27,844,000	2,527,355

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (d)	U.S.$	3,310	3,736,162

Total Governments - Sovereign Bonds (cost $6,717,439)			6,263,517

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	750	$1,197,697
7.95%, 3/01/36		1,915	2,138,519
State of Illinois
Series 2010
7.35%, 7/01/35		1,915	2,214,066

Total Local Governments - US Municipal Bonds (cost $4,599,800)			5,550,282

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.0%
Empresa Nacional del Petroleo
3.75%, 8/05/26 (d)		296	293,780

Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (d)		699	941,903

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23		758	779,793
5.375%, 3/13/22 (d)		516	548,250
5.50%, 1/21/21		759	806,437

			2,134,480

Total Quasi-Sovereigns (cost $3,060,076)			3,370,163

WHOLE LOAN TRUSTS - 0.2%
Performing Asset - 0.2%
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (a)(f)(g)		305	137,547
Series B2
11.00%, 1/01/22 (a)(f)(g)		512	284,582
Series B3
11.00%, 9/01/22 (a)(f)(g)		167	89,519
Recife Funding
Zero Coupon, 11/05/29 (a)(f)(g)		1,811	1,513,306
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20 (a)(f)(g)		448	224,323
Sheridan Auto Loan Holdings I LLC
10.00%, 9/30/21 (a)(f)(g)		951	635,129

Total Whole Loan Trusts (cost $4,113,764)			2,884,406

	Shares		U.S. $ Value
INVESTMENT COMPANIES - 0.2%
Funds and Investment Trusts - 0.2%
Calibrate Real Estate Fund (cost $1,490,950) (f)(g)(i)(v)		11,474	$2,148,352

	Principal Amount (000)
COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Carlyle Global Market Strategies CLO Ltd.
Series 2016-1A, Class C
6.263% (LIBOR 3 Month + 4.90%), 4/20/27 (a)(d)(l)	U.S.$	300	302,860
Dryden 49 Senior Loan Fund
Series 2017-49A, Class E
7.654% (LIBOR 3 Month + 6.30%), 7/18/30 (a)(d)(l)		417	426,838
OZLM VIII Ltd.
Series 2014-8A, Class D
6.303% (LIBOR 3 Month + 4.95%), 10/17/26 (a)(d)(l)		585	587,484

Total Collateralized Loan Obligations (cost $1,219,334)			1,317,182

	Shares
WARRANTS - 0.0%
Avaya, Inc., expiring 12/15/22 (a)(i)		53,489	133,722
Encore Automotive Acceptance, expiring 7/05/31 (a)(f)(g)(i)		8	0
FairPoint Communications, Inc., expiring 1/24/18 (a)(f)(g)(i)		9,725	0
Flexpath Capital, Inc., expiring 4/15/31 (a)(f)(g)(i)		10,974	0
iPayment Holdings, Inc., expiring 12/29/22 (a)(f)(g)(i)		586,389	8,679
Midstates Petroleum Co., Inc., expiring 4/21/20 (g)(i)		39,269	21,598
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (i)		46,951	84,512
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (i)		19,772	29,658

Total Warrants (cost $507,757)			278,169

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts – 0.0%
MXN/USD
Expiration: Aug 2018; Contracts: 192,500,000; Exercise Price: MXN 17.50; Counterparty: Credit Suisse International (i)	MXN	192,500,000	27,070

	Notional Amount		U.S. $ Value
SEK/EUR
Expiration: Mar 2018; Contracts: 176,242,500; Exercise Price: SEK 9.45; Counterparty: Citibank, NA (i)	SEK	176,242,500	$43,421
SEK/EUR
Expiration: Mar 2018; Contracts: 48,985,000; Exercise Price: SEK 9.70; Counterparty: Morgan Stanley Capital Services LLC (i)	SEK	48,985,000	33,381
TRY/EUR
Expiration: Jan 2018; Contracts: 22,036,040; Exercise Price: TRY 4.24; Counterparty: Goldman Sachs Bank USA (i)	TRY	22,036,040	267
TRY/USD
Expiration: Jan 2018; Contracts: 44,712,000; Exercise Price: TRY 3.68; Counterparty: Citibank, NA (i)	TRY	44,712,000	6,983

			111,122

Options on Equity Indices – 0.0%
S&P 500 Index
Expiration: Jan 2018; Contracts: 85; Exercise Price: USD 2,440.00; Counterparty: Morgan Stanley Capital Services LLC (i)	USD	85	14,875
S&P 500 Index
Expiration: Feb 2018; Contracts: 91; Exercise Price: USD 2,205.00; Counterparty: Morgan Stanley Capital Services LLC (i)	USD	91	11,830
S&P 500 Index 3M5Y
Expiration: Jan 2018; Contracts: 87,410,000; Exercise Price: USD 2,493.00; Counterparty: Morgan Stanley Capital Services LLC (i)	USD	87,410,000	2,885

			29,590

Total Options Purchased - Puts (premiums paid $879,698)			140,712

OPTIONS PURCHASED - CALLS - 0.0%
Options Purchased - Calls - 0.0%
ZAR/USD
Expiration: Feb 2018; Contracts: 45,815,000; Exercise Price: ZAR 15.40; Counterparty: Morgan Stanley Capital Services LLC (i) (premiums paid $23,958)	ZAR	45,815,000	1,822

	Shares			U.S. $ Value
SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.12% (w)(x)(y) (cost $12,646,663)		12,646,663		$12,646,663

	Principal Amount (000)
Time Deposits - 0.4%
BBH, Grand Cayman
(1.50)%, 1/02/18	NOK	76		9,307
(1.45)%, 1/03/18	CHF	0	**	51
0.33%, 1/02/18	CAD	0	**	1
0.333%, 1/02/18	AUD	0	**	2
0.35%, 1/02/18	SGD	15		11,220
BNP Paribas, Paris
0.46%, 1/02/18	HKD	295		37,737
Sumitomo, Tokyo
(0.567)%, 1/02/18	EUR	503		603,343
0.165%, 1/02/18	GBP	477		643,935
0.92%, 1/02/18	U.S.$	2,864		2,864,410
Wells Fargo, Grand Cayman
7.974%, 1/02/18	ZAR	1,844		149,011

Total Time Deposits (cost $4,305,145)				4,319,017

Emerging Markets - Sovereigns - 0.5%
Egypt - 0.5%
Citigroup Global Markets Holdings, Inc./United States
Series E
Zero Coupon, 1/25/18-3/08/18 (d)	EGP	42,471		2,329,821
Series G
Zero Coupon, 1/25/18 (d)		45,500		2,529,025
HSBC Bank PLC
Zero Coupon, 2/01/18 (d)		19,175		1,077,380

Total Emerging Markets - Sovereigns (cost $5,796,557)				5,936,226

Governments - Treasuries - 0.2%
Egypt - 0.2%
Egypt Treasury Bills
Series 273D
Zero Coupon, 1/30/18-2/13/18		39,525		2,178,071
Series 364D
Zero Coupon, 2/06/18-2/20/18		11,975		657,985

Total Governments - Treasuries (cost $2,838,494)				2,836,056

Total Short-Term Investments (cost $25,586,859)				25,737,962

U.S. $ Value
Total Investments - 106.7% (cost $1,253,823,263) (z)	$1,282,342,198
Other assets less liabilities - (6.7)%	(80,893,569)

Net Assets - 100.0%	$1,201,448,629

FUTURES
Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	35	March 2018	USD	3,500		$5,343,516	$5,355,000	$11,484
U.S. T-Note 5 Yr (CBT) Futures	655	March 2018	USD	65,500		76,500,039	76,087,461	(412,578)
U.S. T-Note 10 Yr (CBT) Futures	214	March 2018	USD	21,400		26,692,156	26,546,031	(146,125)
Sold Contracts
S&P 500 E-Mini Futures	169	March 2018	USD	0	***	22,231,173	22,612,200	(381,027)

								$(928,246)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	24,134	USD	18,331	3/07/18	$ (497,070)
Australia and New Zealand Banking Group Ltd.	NZD	26,510	USD	18,357	3/07/18	(416,191)
Bank of America, NA	BRL	97,674	USD	29,526	1/03/18	81,002
Bank of America, NA	USD	29,696	BRL	97,674	1/03/18	(250,920)
Bank of America, NA	CAD	4,684	NZD	5,275	1/23/18	10,110
Bank of America, NA	RUB	178,080	USD	2,930	1/25/18	(146,479)
Bank of America, NA	USD	5,657	RUB	333,085	1/25/18	97,510
Bank of America, NA	BRL	61,323	USD	18,446	2/02/18	27,702
Bank of America, NA	NZD	4,052	AUD	3,631	2/07/18	(37,355)
Bank of America, NA	ZAR	45,000	USD	3,283	2/07/18	(333,015)
Bank of America, NA	USD	2,045	MXN	40,308	2/22/18	(14,409)
Bank of America, NA	USD	6,521	EUR	5,464	3/12/18	60,874
Bank of America, NA	MXN	101,982	USD	5,114	7/23/18	111,368
Barclays Bank PLC	JPY	1,379,278	USD	12,244	2/09/18	(19,463)
Barclays Bank PLC	AUD	8,572	USD	6,590	3/07/18	(97,663)
BNP Paribas SA	USD	6,323	NZD	9,058	2/07/18	93,376
BNP Paribas SA	USD	1,580	MXN	31,399	2/22/18	1,605
Brown Brothers Harriman & Co.	CHF	4,626	USD	4,733	1/17/18	(18,825)
Brown Brothers Harriman & Co.	USD	1	CAD	2	1/18/18	16
Brown Brothers Harriman & Co.	GBP	79	USD	106	2/02/18	(1,242)
Brown Brothers Harriman & Co.	TRY	54,279	USD	13,804	2/28/18	(281,997)
Brown Brothers Harriman & Co.	USD	14,620	AUD	19,246	3/07/18	395,655
Brown Brothers Harriman & Co.	EUR	220	USD	261	3/12/18	(3,859)
Brown Brothers Harriman & Co.	NOK	4,656	USD	558	3/28/18	(9,930)
Brown Brothers Harriman & Co.	SEK	4,837	USD	574	3/28/18	(18,810)
Citibank, NA	NOK	11,127	CAD	1,748	1/10/18	35,365
Citibank, NA	TRY	21,128	USD	5,535	1/10/18	(26,885)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,369	CAD	3,013	1/18/18	$28,117
Citibank, NA	USD	6,310	KRW	6,961,325	1/18/18	214,548
Citibank, NA	USD	2,156	RUB	131,023	1/25/18	107,551
Citibank, NA	USD	8,846	IDR	120,663,293	1/29/18	59,729
Citibank, NA	GBP	6,656	USD	8,950	2/02/18	(46,195)
Citibank, NA	COP	6,095,299	USD	2,024	2/07/18	(11,602)
Citibank, NA	USD	6,277	CNY	41,624	2/07/18	98,381
Citibank, NA	USD	3,012	PEN	9,759	2/07/18	(7,373)
Citibank, NA	USD	3,965	ZAR	54,255	2/07/18	395,075
Citibank, NA	ZAR	135,990	USD	9,939	2/07/18	(990,245)
Citibank, NA	JPY	767,142	USD	6,871	2/09/18	50,550
Citibank, NA	USD	865	JPY	96,552	2/09/18	(6,362)
Citibank, NA	JPY	323,891	USD	2,883	2/13/18	2,253
Citibank, NA	MXN	618,699	USD	32,339	2/22/18	1,167,165
Citibank, NA	EUR	1,257	USD	1,490	3/12/18	(24,243)
Citibank, NA	USD	4,986	EUR	4,214	3/12/18	90,035
Citibank, NA	TRY	3,818	USD	1,059	3/13/18	71,734
Citibank, NA	USD	6,826	NOK	56,972	3/28/18	128,701
Citibank, NA	SEK	105,555	EUR	10,966	4/03/18	291,429
Citibank, NA	USD	1,628	ARS	32,297	6/26/18	(46,194)
Citibank, NA	USD	1,123	ARS	22,433	6/27/18	(24,624)
Citibank, NA	USD	720	ARS	14,500	6/29/18	(10,337)
Credit Suisse International	TRY	11,748	EUR	2,588	1/03/18	5,461
Credit Suisse International	EUR	2,665	TRY	12,129	1/04/18	1,499
Credit Suisse International	EUR	3,727	TRY	16,191	1/04/18	(201,968)
Credit Suisse International	TRY	848	EUR	195	1/04/18	10,719
Credit Suisse International	TRY	12,500	EUR	2,729	1/04/18	(21,786)
Credit Suisse International	USD	5,535	TRY	21,557	1/10/18	139,886
Credit Suisse International	AUD	4,306	CAD	4,152	1/18/18	(55,643)
Credit Suisse International	USD	12,626	CAD	15,811	1/18/18	(43,825)
Credit Suisse International	SEK	41,279	EUR	4,150	1/22/18	(52,938)
Credit Suisse International	CAD	3,231	NZD	3,634	1/23/18	2,997
Credit Suisse International	AUD	3,631	NZD	4,052	2/07/18	37,527
Credit Suisse International	USD	6,637	ZAR	90,851	2/07/18	663,824
Credit Suisse International	TRY	11,675	JPY	323,891	2/13/18	(162,002)
Credit Suisse International	USD	1,232	ZAR	17,768	2/21/18	193,545
Credit Suisse International	EUR	2,122	CNH	16,722	2/26/18	5,673
Credit Suisse International	CAD	1,502	JPY	130,904	2/27/18	(30,554)
Credit Suisse International	EUR	2,525	SEK	24,954	3/07/18	12,715
Credit Suisse International	TRY	21,700	USD	5,292	3/08/18	(325,825)
Credit Suisse International	USD	1,059	TRY	3,818	3/13/18	(71,724)
Credit Suisse International	AUD	3,786	NZD	4,153	3/27/18	(13,325)
Credit Suisse International	NOK	66,582	EUR	6,783	3/28/18	52,196
Credit Suisse International	EUR	10,966	SEK	105,556	4/03/18	(291,367)
Credit Suisse International	USD	1,252	MXN	23,321	7/23/18	(108,448)
Credit Suisse International	MXN	90,844	USD	4,796	8/06/18	351,877
Credit Suisse International	USD	4,796	MXN	90,844	8/06/18	(351,874)
Deutsche Bank AG	BRL	97,673	USD	30,250	1/03/18	804,323
Deutsche Bank AG	USD	29,526	BRL	97,673	1/03/18	(81,001)
Deutsche Bank AG	TRY	3,752	EUR	867	1/04/18	50,758
Deutsche Bank AG	USD	12,713	KRW	14,168,325	1/18/18	565,819
Deutsche Bank AG	SEK	21,738	EUR	2,266	1/22/18	68,908
Deutsche Bank AG	ILS	84,986	USD	24,035	1/25/18	(410,048)
Deutsche Bank AG	CNH	16,722	EUR	2,122	2/26/18	(5,679)
Deutsche Bank AG	USD	153	INR	10,013	3/12/18	3,002
Goldman Sachs Bank USA	TRY	11,589	EUR	2,665	1/04/18	140,896
Goldman Sachs Bank USA	CHF	15,046	USD	15,408	1/17/18	(47,802)
Goldman Sachs Bank USA	CAD	24,202	USD	19,023	1/18/18	(236,408)
Goldman Sachs Bank USA	NZD	4,153	AUD	3,786	3/27/18	13,448
Goldman Sachs Bank USA	SEK	68,688	USD	8,161	3/28/18	(256,218)
HSBC Bank USA	USD	5,739	CNY	38,035	2/07/18	87,207
HSBC Bank USA	MXN	96,590	USD	5,047	2/22/18	180,053
HSBC Bank USA	USD	7,438	EUR	6,266	3/12/18	110,959
JPMorgan Chase Bank, NA	CAD	1,748	NOK	11,127	1/10/18	(35,371)
JPMorgan Chase Bank, NA	TRY	14,000	USD	3,563	1/10/18	(122,551)
JPMorgan Chase Bank, NA	EUR	2,266	SEK	21,728	1/22/18	(70,076)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	NZD	3,634	CAD	3,231	1/23/18	$(2,867)
JPMorgan Chase Bank, NA	TWD	351,635	USD	11,798	2/07/18	(110,939)
JPMorgan Chase Bank, NA	JPY	109,520	TRY	3,853	2/13/18	30,022
JPMorgan Chase Bank, NA	TRY	3,853	JPY	109,520	2/13/18	(30,022)
JPMorgan Chase Bank, NA	ZAR	17,768	USD	1,232	2/21/18	(193,542)
JPMorgan Chase Bank, NA	USD	5,292	AUD	6,859	3/07/18	58,861
JPMorgan Chase Bank, NA	TRY	3,730	USD	1,039	3/08/18	73,067
JPMorgan Chase Bank, NA	USD	1,039	TRY	3,730	3/08/18	(73,082)
JPMorgan Chase Bank, NA	USD	18,734	PLN	66,816	3/09/18	463,645
JPMorgan Chase Bank, NA	TRY	3,840	USD	1,047	3/20/18	55,992
JPMorgan Chase Bank, NA	USD	1,047	TRY	3,840	3/20/18	(55,992)
JPMorgan Chase Bank, NA	MXN	23,321	USD	1,252	7/23/18	108,450
Morgan Stanley Capital Services, LLC	USD	2,943	TRY	11,675	2/13/18	99,298
Morgan Stanley Capital Services, LLC	JPY	130,904	CAD	1,502	2/27/18	30,552
Morgan Stanley Capital Services, LLC	SEK	24,954	EUR	2,525	3/07/18	(12,725)
Royal Bank of Scotland PLC	USD	516	CAD	661	1/18/18	9,500
Royal Bank of Scotland PLC	EUR	9,397	SEK	93,989	1/22/18	183,446
Royal Bank of Scotland PLC	AUD	4,838	NZD	5,275	2/07/18	(38,579)
Royal Bank of Scotland PLC	USD	2,628	ZAR	33,523	2/07/18	66,204
Standard Chartered Bank	KRW	27,679,270	USD	24,441	1/18/18	(1,500,674)
Standard Chartered Bank	USD	8,365	KRW	9,181,229	1/18/18	239,606
Standard Chartered Bank	IDR	110,079,416	USD	8,022	1/29/18	(102,784)
Standard Chartered Bank	TWD	366,199	USD	12,247	3/08/18	(189,088)
Standard Chartered Bank	EUR	64,737	USD	76,597	3/12/18	(1,392,243)
Standard Chartered Bank	USD	5,838	INR	378,960	3/12/18	61,222

						$(1,437,250)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust	Morgan Stanley Capital Services LLC	170	USD	2,330.00	January 2018	USD	0	***	$142,283	$(14,450)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Put CDX-NAHY Series 29, 5 Year Index	Citibank, NA	Sell	1.03%	January 2018	$16,373	$13,098	$(4,943)

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value

CDX-NAHY Series 29, 5 Year Index	Goldman Sachs International	Sell	0.98%	February 2018	21,850	$21,850	$(9,776)

						$34,948	$(14,719)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts		Notional Amount (000)	Premiums Received	U.S. $ Value
Call
CLP vs. USD/Morgan Stanley Capital Services LLC	CLP	665.000	01/2018	4,023,250,000	CLP	4,023,250	$32,670	$(3,530)
CNH vs. EUR/Deutsche Bank AG	CNH	8.060	02/2018	83,013,000	CNH	83,013	54,861	(27,017)
JPY vs. CAD/Morgan Stanley Capital Services LLC	JPY	90.220	02/2018	694,694,000	JPY	694,694	27,841	(51,143)
MXN vs. USD/Credit Suisse International	MXN	21.500	07/2018	130,398,000	MXN	130,398	103,718	(157,074)
MXN vs. USD/Credit Suisse International	MXN	22.000	08/2018	242,000,000	MXN	242,000	214,170	(259,446)
MXN vs. USD/Goldman Sachs Bank USA	MXN	22.000	08/2018	132,880,000	MXN	132,880	109,517	(155,840)
MXN vs. USD/JPMorgan Chase Bank, NA	MXN	20.000	07/2018	121,000,000	MXN	121,000	157,481	(310,234)
MXN vs. USD/Morgan Stanley Capital Services LLC	MXN	21.386	03/2018	129,920,000	MXN	129,920	55,252	(46,001)
NOK vs. CAD/Citibank, NA	NOK	6.525	01/2018	49,590,000	NOK	49,590	34,411	(30,585)
NZD vs. AUD/Bank of America, NA	NZD	1.143	02/2018	17,885,000	NZD	17,885	63,727	(3,879)
NZD vs. AUD/Goldman Sachs Bank USA	NZD	1.120	03/2018	17,668,000	NZD	17,668	60,010	(71,835)
PEN vs. USD/Morgan Stanley Capital Services LLC	PEN	3.360	03/2018	20,328,000	PEN	20,328	22,566	(16,444)
RUB vs. USD/Credit Suisse International	RUB	65.850	02/2018	399,380,000	RUB	399,380	101,674	(4,262)
SEK vs. EUR/Citibank, NA	SEK	9.850	03/2018	183,703,000	SEK	183,703	189,501	(291,103)
SEK vs. EUR/Deutsche Bank AG	SEK	9.777	01/2018	100,705,000	SEK	100,705	52,251	(119,033)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts		Notional Amount (000)	Premiums Received	U.S. $ Value
SEK vs. EUR/Morgan Stanley Capital Services LLC	SEK	10.100	03/2018	51,005,000	SEK	51,005	$30,227	$(21,824)
TRY vs. EUR/Deutsche Bank AG	TRY	4.523	01/2018	23,068,000	TRY	23,068	60,603	(44,518)
TRY vs. EUR/Goldman Sachs Bank USA	TRY	4.550	01/2018	23,660,000	TRY	23,660	56,605	(25,879)
TRY vs. USD/Citibank, NA	TRY	4.050	01/2018	49,208,000	TRY	49,208	117,263	(4,258)
TRY vs. USD/Citibank, NA	TRY	3.860	03/2018	23,353,000	TRY	23,353	92,777	(141,208)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	3.835	03/2018	23,298,000	TRY	23,298	92,340	(150,812)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	3.930	03/2018	23,777,000	TRY	23,777	96,467	(111,064)
TRY vs. USD/Morgan Stanley Capital Services LLC	TRY	4.368	07/2018	26,426,000	TRY	26,426	160,325	(104,939)
ZAR vs. USD/Bank of America, NA	ZAR	16.000	04/2018	97,168,000	ZAR	97,168	71,935	(8,977)
ZAR vs. USD/JPMorgan Chase Bank, NA	ZAR	15.400	02/2018	91,630,000	ZAR	91,630	92,225	(3,644)
Put
CAD vs. NZD/JPMorgan Chase Bank, NA	CAD	0.867	01/2018	14,652,000	CAD	14,652	66,394	(11,680)
TRY vs. JPY/JPMorgan Chase Bank, NA	TRY	26.500	02/2018	23,350,000	TRY	23,350	62,099	(4,688)

							$2,278,910	$(2,180,917)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 27, 5 Year Index,12/20/21*	(5.00)%	Quarterly	2.62%	USD	21,068	$(1,830,917)	$(1,741,771)	$(89,146)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)	Quarterly	0.74	EUR	3	(215)	(209)	(6)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread atDecember 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX- NAHY Series 21, 5 Year Index, 12/20/18*	5.00%	Quarterly	2.49%	USD	6,807	$175,090	$98,652	$76,438
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.80	USD	13,417	1,192,182	1,116,089	76,093
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.80	USD	5	440	412	28
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.07	USD	40,600	3,429,754	3,158,007	271,747
CDX-NAIG Series 20, 5 Year Index, 6/20/2018*	1.00	Quarterly	0.08	USD	10,730	50,725	14,584	36,141
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	1.97	EUR	13,259	2,053,720	2,028,568	25,152

						$5,070,779	$4,674,332	$396,447

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
GBP 52,055	11/08/19	6 Month LIBOR	0.794%	Semi-Annual/ Semi-Annual	$47,335	$(44,533)	$91,868
GBP 52,055	11/08/19	6 Month LIBOR	0.796%	Semi-Annual/ Semi-Annual	50,140	(41,849)	91,989
GBP 20,820	11/08/22	1.022%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(12,363)	99,852	(112,215)
GBP 20,820	11/08/22	1.029%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(22,031)	90,529	(112,560)
GBP 21,220	11/29/27	6 Month LIBOR	1.399%	Semi-Annual/ Semi-Annual	367,310	0	367,310
GBP 8,160	11/29/47	1.579%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(428,931)	0	(428,931)

					$1,460	$103,999	$(102,539)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Barclays Bank PLC
CCO Holdings, LLC, 5.75% 1/15/24, 6/20/19*	5.00%	Quarterly	0.27%	USD	828	$57,912	$27,296	$30,616
K. Hovnanian Enterprises, Inc., 7.00% 1/15/19, 9/20/20*	5.00	Quarterly	39.29	USD	1,521	(593,731)	(235,596)	(358,135)
K. Hovnanian Enterprises, Inc., 7.00% 1/15/19, 9/20/20*	5.00	Quarterly	39.29	USD	609	(237,727)	(94,484)	(143,243)
Citibank, NA
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	Monthly	6.80	USD	454	(66,193)	(53,333)	(12,860)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	5,000	(1,184,833)	(813,352)	(371,481)
International Game Technology, 4.75% 2/15/23, 6/20/22*	5.00	Quarterly	1.33	EUR	310	59,891	31,469	28,422
Deutsche Bank AG
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	Monthly	6.80	USD	364	(53,101)	(44,612)	(8,489)
CDX-CMBX.NA.BBB - Series 6, 5/11/63*	3.00	Monthly	6.80	USD	258	(37,617)	(29,944)	(7,673)
Goldman Sachs Bank USA
Avis Budget Car Rental LLC, 5.25% 3/15/25, 6/20/22*	5.00	Quarterly	2.30	USD	2,450	267,258	145,981	121,277
K. Hovnanian Enterprises, Inc., 7.00% 1/15/19, 9/20/20*	5.00	Quarterly	39.29	USD	580	(226,406)	(84,644)	(141,762)
Nine West Holdings, Inc., 6.875% 3/15/19, 3/20/19*	5.00	Quarterly	257.42	USD	1,829	(1,496,606)	14,808	(1,511,414)

Swap Counterparty &Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.65% 6/1/37, 12/20/21*	5.00%	Quarterly	1.82%	USD	700	$83,970	$(44,851)	$128,821
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	13,500	(3,199,050)	(2,091,729)	(1,107,321)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	10,000	(2,369,667)	(1,551,514)	(818,153)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	2,071	(490,690)	(318,877)	(171,813)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	2,929	(694,143)	(451,092)	(243,051)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	5,000	(1,184,833)	(898,962)	(285,871)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.90	USD	5,000	(1,184,139)	(858,398)	(325,741)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	371	(54,122)	(32,751)	(21,371)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	2,158	(314,817)	(194,970)	(119,847)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	180	(26,259)	(16,866)	(9,393)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	360	(52,518)	(34,356)	(18,162)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	360	(52,518)	(37,177)	(15,341)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	719	(104,890)	(81,156)	(23,734)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,041	(151,778)	(117,434)	(34,344)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	530	(77,274)	(59,392)	(17,882)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2017		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.80%	USD	133	$(19,391)	$(15,012)	$(4,379)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	10,000	(1,458,000)	(115,747)	(1,342,253)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,272	(185,458)	(145,482)	(39,976)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.80	USD	1,188	(173,211)	(130,478)	(42,733)

						$(15,219,941)	$(8,332,655)	$(6,887,286)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	32,195	LIBOR	Quarterly	USD	8,633	3/20/18	$27,619
iBoxx $ Liquid High Yield Index	24,147	LIBOR	Quarterly	USD	6,475	3/20/18	20,715
iBoxx $ Liquid High Yield Index	16,099	LIBOR	Quarterly	USD	4,317	3/20/18	13,811
iBoxx $ Liquid High Yield Index	8,048	LIBOR	Quarterly	USD	2,158	3/20/18	7,105
Citibank, NA
iBoxx $ Liquid High Yield Index	8,043	LIBOR	Quarterly	USD	2,158	3/20/18	5,697
iBoxx $ Liquid High Yield Index	32,197	LIBOR	Maturity	USD	8,632	3/20/18	1,180
iBoxx $ Liquid High Yield Index	16,098	LIBOR	Maturity	USD	4,316	3/20/18	590
Goldman Sachs International
iShares iBoxx $ High Yield Corporate Bond ETF	138,021	LIBOR – 0.75%	Maturity	USD	12,039	1/16/18	435
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	16,087	LIBOR	Quarterly	USD	4,317	3/20/18	10,592

							$87,744

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
SPDR S&P 500 ETF Trust 1/5/18*	$9.00	Maturity	USD	158	$50,402	$	– 0	–	$50,402
Deutsche Bank AG
SPDR S&P 500 ETF Trust 1/5/18*	8.75	Maturity	USD	328	108,454		– 0	–	108,454

					$158,856	$	– 0	–	$158,856

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at December 31, 2017
Barclays Capital, Inc.†	(2.50)%*	—	$1,958,250
Barclays Capital, Inc.†	(2.25)%*	—	2,485,158
Barclays Capital, Inc.†	(1.25)%*	—	1,211,431
Barclays Capital, Inc.†	(1.00)%*	—	1,133,161
Barclays Capital, Inc.†	(0.63)%*	—	1,302,171
Barclays Capital, Inc.†	0.75%	—	950,232
Barclays Capital, Inc.†	0.75%	—	1,156,392
Barclays Capital, Inc.†	1.25%	—	1,591,101
Barclays Capital, Inc.†	1.50%	—	1,687,433
Barclays Capital, Inc.†	1.35%	—	1,594,626
Credit Suisse Securities (USA) LLC†	(1.75)%*	—	642,304
Credit Suisse Securities (USA) LLC†	(1.50)%*	—	621,735
Credit Suisse Securities (USA) LLC†	(0.75)%*	—	1,270,411
Credit Suisse Securities (USA) LLC†	(0.25)%*	—	1,345,722
Credit Suisse Securities (USA) LLC†	0.50%	—	947,625
Credit Suisse Securities (USA) LLC†	0.75%	—	1,123,114
Credit Suisse Securities (USA) LLC†	0.95%	—	2,751,004
Credit Suisse Securities (USA) LLC†	1.00%	—	963,419
Credit Suisse Securities (USA) LLC†	1.20%	—	3,528,601
Deutsche Bank Securities Inc.†	(2.00)%*	—	1,020,407
Deutsche Bank Securities Inc.†	(0.25)%*	—	955,747
Deutsche Bank Securities Inc.†	0.25%	—	1,904,157
Deutsche Bank Securities Inc.†	1.00%	—	1,319,391
JPMorgan Chase Bank, NA	1.50%	1/09/18	9,941,595
JPMorgan Chase Bank, NA	1.32%	1/22/18	39,708,900
RBC Capital Markets†	(1.50)%*	—	534,931
RBC Capital Markets†	0.75%	—	465,643

Broker	Interest Rate	Maturity	U.S. $ Value at December 31, 2017
RBC Capital Markets†	1.25%	—	$2,794,484

			$86,909,145

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2017.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$36,308,418	$	– 0	–	$	– 0	–	$	– 0	–	$36,308,418
Corporates - Investment Grade	950,232		—			—			—		950,232
Governments - Treasuries	—		49,650,495			—			—		49,650,495

Total	$37,258,650		$49,650,495		$	– 0	–	$	– 0	–	$86,909,145

**	Principal amount less than 500.
***	Notional amount less than 500.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2017.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.42% of net assets as of December 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Artsonig Pty Ltd.
11.50%, 4/01/19	3/13/14	$0	$0	0.00%
Bellemeade Re II Ltd. Series 2016-1A, Class B1
13.552%, 4/25/26	4/29/16	282,749	303,547	0.03%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.052%, 4/25/26	4/29/16	2,660,804	2,720,325	0.23%
Bellemeade Re Ltd. Series 2015-1A, Class M2
5.629%, 7/25/25	7/27/15	696,996	709,349	0.06%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18	9/20/13	1,826,116	596,546	0.05%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 2/15/19	2/03/11	1,524,719	1,482,862	0.12%
Creditcorp
12.00%, 7/15/18	6/28/13	1,298,345	1,183,000	0.10%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	6,332,231	5,622,689	0.47%
Exide Technologies
7.00%, 4/30/25	11/10/16	98,441	99,829	0.01%

Exide Technologies
11.00%, 4/30/22	4/30/15 – 12/01/16	3,786,358	3,738,627	0.31%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	1,946,165	2,376,082	0.20%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	1,273,130	502,150	0.04%
K2016470219 (South Africa) Ltd.
3.00%, 12/31/22	2/01/17	1,324,832	30,732	0.00%
K2016470260 (South Africa) Ltd.
25.00%, 12/31/22	2/01/17	232,344	218,722	0.02%
Liberty Tire Recycling LLC
11.00%, 3/31/21	9/23/10	1,818,095	901,450	0.08%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	2,295,760	29	0.00%
Modular Space Corp.	2/23/17	1,330,993	1,425,760	0.12%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	7/28/17	1,349,783	1,119,917	0.09%
SoFi Consumer Loan Program LLC Series 2017-2, Class R
Zero Coupon, 2/25/26	6/15/17	931,484	893,180	0.07%
SoFi Consumer Loan Program LLC Series 2017-3, Class R
Zero Coupon, 5/25/26	5/11/17	1,107,300	1,218,961	0.10%
SoFi Consumer Loan Program LLC Series 2017-4, Class R1
Zero Coupon, 5/26/26	6/28/17	1,032,000	1,125,226	0.09%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17	1,313,468	1,358,803	0.11%
Texas Competitive/TCEH
11.50%, 10/01/20	4/18/11	0	0	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	1/16/13	1,624,599	130,074	0.01%
Vantage Drilling International
10.00%, 12/31/20	2/10/16	83,004	85,260	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14 – 6/09/14	2,401,854	245,400	0.02%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	2/12/14	477,418	135,000	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	6/09/14	838,866	107,325	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.052%, 11/25/25	9/28/15	617,152	730,030	0.06%

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the aggregate market value of these securities amounted to $429,889,281 or 35.8% of net assets.
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(f)	Fair valued by the Adviser.
(g)	Illiquid security.
(h)	Defaulted.
(i)	Non-income producing security.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$3,697,479	$413,240		0.03%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	10/02/12	2,078,183	3,891,639		0.32%
Exide Technologies	4/30/15	112,260	233,035		0.02%
Exide Technologies	4/30/15	28,931	60,057		0.01%
Momentive Performance Materials, Inc.
8.875%, 10/15/2020	4/30/15	2	- 0	-	0.00%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	2,953,000	3,093,245		0.26%

(k)	Convertible security.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2017.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2017.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(q)	Inverse interest only security.
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2017.
(s)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(t)	IO - Interest Only.
(u)	Variable rate coupon, rate shown as of December 31, 2017.
(v)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(w)	Affiliated investments.
(x)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(y)	The rate shown represents the 7-day yield as of period end.
(z)	As of December 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $100,582,294 and gross unrealized depreciation of investments was $(80,529,578), resulting in net unrealized appreciation of $20,052,716.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN1

December 31, 2017 (unaudited)

59.2%	United States
5.4%	Brazil
3.3%	Mexico
3.1%	Argentina
2.6%	United Kingdom
2.5%	Turkey
1.7%	Luxembourg
1.7%	Canada
1.7%	Indonesia
1.3%	France
1.2%	Dominican Republic
1.1%	Ireland
1.0%	Italy
12.2%	Other
2.0%	Short-Term

100.0%	Total Investments

1	All data are as of December 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Angola, Australia, Bahrain, Belarus, Cameroon, Cayman Islands, Chile, China, Colombia, Denmark, Ecuador, Egypt, El Salvador, Ethiopia, Euro Zone, Finland, Gabon, Germany, Guatemala, Honduras, Hong Kong, India, Iraq, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Jordan, Kenya, Macau, Malaysia, Mongolia, Netherlands, Nigeria, Norway, Pakistan, Peru, Russia, Senegal, Serbia, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay, Venezuela and Zambia.

AB Global High Income Fund

December 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2017:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$498,017,105		$11,208,331	#	$509,225,436
Governments - Treasuries		– 0	–	153,218,691		– 0	–	153,218,691
Collateralized Mortgage Obligations		– 0	–	145,305,198		– 0	–	145,305,198
Emerging Markets - Treasuries		– 0	–	93,879,255		– 0	–	93,879,255
Emerging Markets - Sovereigns		– 0	–	82,997,597		– 0	–	82,997,597
Corporates - Investment Grade		– 0	–	77,318,739		– 0	–	77,318,739
Emerging Markets - Corporate Bonds		– 0	–	48,032,455		379,528		48,411,983
Bank Loans		– 0	–	28,814,530		3,277,940		32,092,470
Commercial Mortgage-Backed Securities		– 0	–	2,840,243		24,453,081		27,293,324
Common Stocks		9,534,502		– 0	–	9,364,010	#	18,898,512
Asset-Backed Securities		– 0	–	751,149		16,882,618		17,633,767
Preferred Stocks		2,468,022		– 0	–	10,920,880		13,388,902
Inflation-Linked Securities		– 0	–	5,730,292		2,376,082		8,106,374
Local Governments - Regional Bonds		– 0	–	6,879,383		– 0	–	6,879,383
Governments - Sovereign Bonds		– 0	–	6,263,517		– 0	–	6,263,517
Local Governments - US Municipal Bonds		– 0	–	5,550,282		– 0	–	5,550,282
Quasi-Sovereigns		– 0	–	3,370,163		– 0	–	3,370,163
Whole Loan Trusts		– 0	–	– 0	–	2,884,406		2,884,406
Collateralized Loan Obligations		– 0	–	– 0	–	1,317,182		1,317,182
Warrants		135,768		– 0	–	142,401	#	278,169
Options Purchased - Puts		– 0	–	140,712		– 0	–	140,712
Options Purchased - Calls		– 0	–	1,822		– 0	–	1,822
Short-Term Investments:
Investment Companies		12,646,663		– 0	–	– 0	–	12,646,663
Emerging Markets - Sovereigns		– 0	–	5,936,226		– 0	–	5,936,226
Time Deposits		– 0	–	4,319,017		– 0	–	4,319,017
Governments - Treasuries		– 0	–	2,836,056		– 0	–	2,836,056

Investments valued at NAV**								2,148,352

Total Investments in Securities		24,784,955		1,172,202,432		83,206,459		1,282,342,198
Other Financial Instruments*:
Assets
Futures		11,484		– 0	–	– 0	–	11,484
Forward Currency Exchange Contracts		– 0	–	8,603,008		– 0	–	8,603,008
Centrally Cleared Credit Default Swaps		– 0	–	6,901,911		– 0	–	6,901,911
Centrally Cleared Interest Rate Swaps		– 0	–	464,785		– 0	–	464,785
Credit Default Swaps		– 0	–	469,031		– 0	–	469,031
Total Return Swaps		– 0	–	87,744		– 0	–	87,744
Variance Swaps		– 0	–	158,856		– 0	–	158,856
Liabilities
Futures		(939,730)		– 0	–	– 0	–	(939,730)
Forward Currency Exchange Contracts		– 0	–	(10,040,258)		– 0	–	(10,040,258)
Put Options Written		– 0	–	(14,450)		– 0	–	(14,450)
Credit Default Swaptions Written		– 0	–	(14,719)		– 0	–	(14,719)
Currency Options Written		– 0	–	(2,180,917)		– 0	–	(2,180,917)
Centrally Cleared Credit Default Swaps		– 0	–	(1,831,132)		– 0	–	(1,831,132)
Centrally Cleared Interest Rate Swaps		– 0	–	(463,325)		– 0	–	(463,325)
Credit Default Swaps		– 0	–	(15,688,972)		– 0	–	(15,688,972)

Total^		$23,856,709		$1,158,653,994		$83,206,459		$1,267,865,514

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	There were no transfers between Level 1 and Level 2 during the reporting period.
**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented herein. Accordingly, the total investments with a fair value of $2,148,352 have not been categorized in the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Emerging Markets - Corporate Bonds		Bank Loans		Commercial Mortgage-Backed Securities
Balance as of 3/31/17	$15,636,996		$584,474		$4,531,506		$33,960,760
Accrued discounts/(premiums)	(43,401)		(114,318)		(5,787)		63,135
Realized gain (loss)	(2,741,188)		(685)		(3,079,912)		752,015
Change in unrealized appreciation/depreciation	734,268		(71,032)		3,001,664		(222,155)
Purchases/Payups	8,083,927		3,271,537		2,130,735		1,656,000
Sales/Paydowns	(5,236,537)		(3,290,448)		(1,398,421)		(11,756,674)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3	81,046		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(5,306,780)		– 0	–	(1,901,845)		– 0	–

Balance as of 12/31/17	$11,208,331		$379,528		$3,277,940		$24,453,081

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$1,220,125		$(2,802,246)		$(103,911)		$1,700

	Common Stocks#		Asset-Backed Securities		Preferred Stocks		Inflation-Linked Securites
Balance as of 3/31/17	$8,512,093		$12,345,172		$10,058,730		$2,356,795
Accrued discounts/(premiums)	– 0	–	336,431		– 0	–	3,422
Realized gain (loss)	(899,484)		849,940		491,809		– 0	–
Change in unrealized appreciation/depreciation	1,409,313		(46,378)		14,525		15,865
Purchases	3,113,538		7,281,155		1,382,200		– 0	–
Sales/Paydowns	(2,243,324)		(2,993,358)		(1,026,384)		– 0	–
Reclassification	– 0	–	(890,344)		– 0	–	– 0	–
Transfers into Level 3	976,480		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(1,504,606)		– 0	–	– 0	–	– 0	–

Balance as of 12/31/17	$9,364,010		$16,882,618		$10,920,880		$2,376,082

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$706,765		$62,631		$14,525		$15,865

	Whole Loan Trusts		Collateralized Loan Obligations			Warrants#		Total
Balance as of 3/31/17	$8,232,252		$	– 0	–	$399,141		$96,617,919
Accrued discounts/(premiums)	13,118			69		– 0	–	252,669
Realized gain (loss)	(2,305,821)			– 0	–	– 0	–	(6,933,326)
Change in unrealized appreciation/depreciation	706,363			13,826		(168,488)		5,387,771
Purchases/Payups	118,132			412,943		6		27,450,173
Sales/Paydowns	(3,879,638)			– 0	–	– 0	–	(31,824,784)
Reclassification	– 0	–		890,344		– 0	–	– 0	–
Transfers into Level 3	– 0	–		– 0	–	97		1,057,623
Transfers out of Level 3	– 0	–		– 0	–	(88,355)		(8,801,586)

Balance as of 12/31/17	$2,884,406			$1,317,182		$142,401		$83,206,459	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/17	$(698,439)			$13,826		$(168,488)		$(1,737,647)

#	The Fund held securities with zero market value during the reporting period.
+	There were de minimis transfers between Level 1 and Level 3 during the reporting period. There were de minimis transfers between Level 2 and Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2017. Securities priced (i) by the third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/17	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$427,206	Recovery Analysis	Collateral Value	$100.00/N/A
	$1,092	Projected Cash Flow	Terms of Escrow	$1.80 per $1,000 Principal

$428,298

Common Stocks	$3,093,245	Market Approach	NAV Equivalent	$1,047.49/N/A
	$1,427,175	Market Approach	EBITDA* Projection	$96mm/N/A
			EBITDA* Multiples	8.5X-9.5X/9.0X
	$119,892	Market Approach	EBITDA* Projection	$25mm/N/A
			EBITDA* Multiples	5.5X-7.5X/6.5X
	$38,979	Market Approach	EBITDA* Projection	$311mm/N/A
			EBITDA* Multiples	15.0X/N/A

$4,679,291

Preferred Stocks	$1,498,286	Market Approach	EBITDA* Projection	$96mm/N/A
			EBITDA* Multiples	8.5X-9.5X/9.0X
Whole Loan Trusts	$1,513,306	Market Approach	Underlying NAV of the Collateral	$83.54/N/A
	$859,452	Recovery Analysis	Cumulative Loss	<20%/N/A
	$284,582	Discounted Cash Flow	Level Yield	55.60%/N/A
	$137,547	Discounted Cash Flow	Level Yield	45.11%/N/A
	$89,519	Discounted Cash Flow	Level Yield	53.69%/N/A

$2,884,406

Warrants	$8,679	Option Pricing Model	Exercise Price	$6.64/N/A

*	Earning Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, NAV equivalent, Exercise Price, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Level Yield and Cumulative Loss in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2017 is as follows:

Fund	Market Value 3/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/17 (000)	Dividend Income (000)
Government Money Market Portfolio	$36,558	$222,402	$246,313	$12,647	$106

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2018